Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 21, 2013
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FBMS
Entity Registrant Name	FIRST BANCSHARES INC /MS/
Entity Central Index Key	0000947559
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding		3,142,235
Entity Public Float		$ 30,527,159

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 20,225,123	$ 10,152,337
Interest-bearing deposits with banks	9,587,601	12,787,616
Federal funds sold	1,064,000	241,000
Total cash and cash equivalents	30,876,724	23,180,953
Held-to-maturity securities (fair value of $7,055,499 in 2012 and $6,002,399 in 2011)	8,470,103	6,002,278
Available-for-sale securities	214,392,682	212,528,385
Other securities	3,437,750	2,645,250
Total securities	226,300,535	221,175,913
Loans held for sale	5,585,373	2,906,433
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	403,384,642	380,511,384
Interest receivable	2,887,287	2,771,676
Premises and equipment	22,242,838	22,990,441
Cash surrender value of life insurance	6,441,109	6,270,191
Goodwill	9,362,498	9,362,498
Other assets	14,304,274	12,243,758
Total assets	721,385,280	681,413,247
Deposits:
Noninterest-bearing	109,624,640	107,129,476
Interest-bearing	487,001,945	466,264,701
Total deposits	596,626,585	573,394,177
Interest payable	212,041	307,752
Borrowed funds	36,770,773	27,031,831
Subordinated debentures	10,310,000	10,310,000
Other liabilities	11,580,415	9,944,206
Total liabilities	655,499,814	620,987,966
Stockholders' Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 17,123 shares issued and outstanding in 2012 and 2011, respectively	17,020,539	16,938,571
Common stock, par value $1 per share: 10,000,000 shares authorized; 3,133,596 and 3,092,566 shares issued and outstanding in 2012 and 2011, respectively	3,133,596	3,092,566
Additional paid-in capital	23,710,775	23,504,231
Retained earnings	19,951,173	16,791,561
Accumulated other comprehensive income	2,533,028	561,997
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders' equity	65,885,466	60,425,281
Total liabilities and stockholders' equity	$ 721,385,280	$ 681,413,247

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities, fair value	$ 7,055,499	$ 6,002,399
Loan, allowance for loan losses	$ 4,726,618	$ 4,510,938
Preferred stock, no par value	$ 0	$ 0
Preferred stock, per share liquidation	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	17,123	17,123
Preferred stock, outstanding	17,123	17,123
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,133,596	3,092,566
Common stock, shares, outstanding	3,133,596	3,092,566

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Interest and fees on loans	$ 21,412,469	$ 20,971,200
Interest and dividends on securities:
Taxable interest and dividends	2,744,643	1,892,623
Tax-exempt interest	2,040,412	1,467,394
Interest on federal funds sold	50,689	72,364
Interest on deposits in banks	82,716	71,134
Total interest income	26,330,929	24,474,715
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	1,050,138	1,443,579
Interest on other deposits	2,016,490	2,757,320
Interest on borrowed funds	1,069,988	1,194,636
Total interest expense	4,136,616	5,395,535
Net interest income	22,194,313	19,079,180
Provision for loan losses	1,228,016	1,468,359
Net interest income after provision for loan losses	20,966,297	17,610,821
OTHER INCOME
Service charges on deposit accounts	3,431,579	2,704,145
Other service charges and fees	2,426,759	1,653,270
Bank owned life insurance income	170,918	186,624
Loss on sale of other real estate	(55,426)	(78,845)
Other	349,922	136,781
Impairment loss on securities:
Total other-than-temporary impairment loss	0	(140,355)
Less: Portion of loss recognized in other comprehensive income	0	136,077
Net impairment loss recognized in earnings	0	(4,278)
Total other income	6,323,752	4,597,697
OTHER EXPENSE
Salaries	10,059,380	8,166,475
Employee benefits	1,941,330	1,512,609
Occupancy	1,797,347	1,355,766
Furniture and equipment	1,435,153	1,113,622
Supplies and printing	425,086	415,957
Professional and consulting fees	746,941	1,825,232
Marketing and public relations	329,362	353,145
FDIC and OCC assessments	681,540	811,145
Other	4,747,764	3,316,229
Total other expense	22,163,903	18,870,180
Income before income taxes	5,126,146	3,338,338
Income taxes	1,077,379	466,900
Net income	4,048,767	2,871,438
Preferred dividends and stock accretion	424,428	342,460
Net income applicable to common stockholders	$ 3,624,339	$ 2,528,978
Net income per share:
Basic	$ 1.31	$ 0.94
Diluted	$ 1.29	$ 0.93
Net income applicable to common stockholders:
Basic	$ 1.17	$ 0.83
Diluted	$ 1.16	$ 0.82

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 4,048,767	$ 2,871,438
Unrealized gains on securities:
Unrealized holding gains arising during the period	3,022,776	1,872,162
Plus reclassification adjustment for losses included in net income	0	4,596
Total Unrealized gains on securities	3,022,776	1,876,758
Unrealized holding gains (losses) on loans held for sale	(36,365)	27,814
Non-credit related impairment loss on investment securities	0	(179,101)
Income tax benefit (expense)	(1,077,379)	(466,900)
Other comprehensive income	1,971,031	1,138,811
Comprehensive income	$ 6,019,798	$ 4,010,249

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Stock Warrants	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income(Loss)	Treasury Stock
Balance at Dec. 31, 2010	$ 57,098,085	$ 3,058,716	$ 16,938,571	$ 283,738	$ 23,135,023	$ 14,722,496	$ (576,814)	$ (463,645)
Net income	2,871,438	0	0	0	0	2,871,438	0	0
Other comprehensive income	1,138,811						1,138,811
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(459,913)	0	0	0	0	(459,913)	0	0
Grant of restricted stock	0	33,850	0	0	(33,850)	0	0	0
Compensation cost on restricted stock	119,320	0	0	0	119,320	0	0	0
Balance at Dec. 31, 2011	60,425,281	3,092,566	16,938,571	283,738	23,220,493	16,791,561	561,997	(463,645)
Net income	4,048,767	0	0	0	0	4,048,767	0	0
Other comprehensive income	1,971,031						1,971,031
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(464,727)	0	0	0	0	(464,727)	0	0
Grant of restricted stock	0	42,795	0	0	(42,795)	0	0	0
Compensation cost on restricted stock	263,216	0	0	0	263,216	0	0	0
Preferred stock accretion	0	0	81,968	0	0	(81,968)	0	0
Repurchase of restricted stock for payment of taxes	(15,642)	(1,765)	0	0	(13,877)	0	0	0
Balance at Dec. 31, 2012	$ 65,885,466	$ 3,133,596	$ 17,020,539	$ 283,738	$ 23,427,037	$ 19,951,173	$ 2,533,028	$ (463,645)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Dividends on common stock, per share	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,048,767	$ 2,871,438
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,724,050	1,159,746
FHLB Stock dividends	(3,300)	(3,700)
Provision for loan losses	1,228,016	1,468,359
Impairment loss on securities	0	4,278
Loss (Gain) on sale/call of securities	0	318
Deferred income taxes	(136,348)	163,746
Restricted stock expense	263,216	119,320
Increase in cash value of life insurance	(170,918)	(186,624)
Amortization and accretion, net	789,999	213,534
Loss on sale/writedown of other real estate	526,957	394,912
Changes in:
Loans held for sale	(2,716,039)	59,215
Interest receivable	(115,611)	(662,192)
Other assets	3,255,806	2,111,333
Interest payable	(95,711)	(176,005)
Other liabilities	1,624,587	(405,181)
Net cash provided by operating activities	10,223,471	7,132,497
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities	(60,102,101)	(162,035,574)
Purchases of other securities	(1,409,300)	(315,000)
Purchases of held-to-maturity securities	(2,489,450)	(6,000,000)
Proceeds from maturities and calls of available-for-sale securities	59,198,136	48,350,275
Proceeds from sales of securities available-for-sale	0	7,144,270
Proceeds from redemption of other securities	620,100	272,400
Increase in loans	(29,994,973)	(13,972,402)
Net additions to premises and equipment	(448,274)	(1,373,857)
Net cash received from acquisition	0	116,143,031
Net cash used in investing activities	(34,625,862)	(11,786,857)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in deposits	23,170,427	(2,270,888)
Proceeds from borrowed funds	133,340,000	31,675,000
Repayment of borrowed funds	(123,601,058)	(34,750,064)
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	0
Net cash provided by (used in) financing activities	32,098,162	(6,141,395)
Net increase (decrease) in cash and cash equivalents	7,695,771	(10,795,755)
Cash and cash equivalents at beginning of year	23,180,953	33,976,708
Cash and cash equivalents at end of year	30,876,724	23,180,953
Cash paid during the year for:
Interest	4,232,327	5,498,702
Income taxes	1,562,850	862,855
Non-cash activities:
Transfers of loans to other real estate	6,198,006	3,128,503
Issuance of restricted stock grants	$ 42,795	$ 33,850

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Nature of Operations

NOTE A - NATURE OF BUSINESS

The First Bancshares, Inc. (the Company) is a bank holding company whose business is primarily conducted by its wholly-owned subsidiary, The First, A National Banking Association (the Bank). The Bank provides a full range of banking services in its primary market area of South Mississippi and Bogalusa, Louisiana. The Company is regulated by the Federal Reserve Bank. Its subsidiary bank is subject to the regulation of the Office of the Comptroller of the Currency (OCC).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company and the Bank follow accounting principles generally accepted in the United States of America including, where applicable, general practices within the banking industry.

1.	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

2.	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

3.	Cash and Due From Banks

Included in cash and due from banks are legal reserve requirements which must be maintained on an average basis in the form of cash and balances due from the Federal Reserve. The reserve balance varies depending upon the types and amounts of deposits. At December 31, 2012, the required reserve balance on deposit with the Federal Reserve Bank was approximately $4,646,000.

4.	Securities

Investments in securities are accounted for as follows:

Available-for-Sale Securities

Securities classified as available-for-sale are those securities that are intended to be held for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including movements in interest rates, liquidity needs, security risk assessments, changes in the mix of assets and liabilities and other similar factors. These securities are carried at their estimated fair value, and the net unrealized gain or loss is reported net of tax, as a component of accumulated other comprehensive income (loss) in stockholders' equity, until realized. Premiums and discounts are recognized in interest income using the interest method. Gains and losses on the sale of available-for-sale securities are determined using the adjusted cost of the specific security sold.

Securities to be Held-to-Maturity

Securities classified as held-to-maturity are those securities for which there is a positive intent and ability to hold to maturity. These securities are carried at cost adjusted for amortization of premiums and accretion of discounts, computed by the interest method.

Trading Account Securities

Trading account securities are those securities which are held for the purpose of selling them at a profit. There were no trading account securities on hand at December 31, 2012 and 2011.

Other Securities

Other securities are carried at cost and are restricted in marketability. Other securities consist of investments in the Federal Home Loan Bank (FHLB), Federal Reserve Bank and First National Bankers’ Bankshares, Inc. Management reviews for impairment based on the ultimate recoverability of the cost basis.

Other-than-Temporary Impairment

Management evaluates investment securities for other-than-temporary impairment on a quarterly basis. A decline in the fair value of available-for-sale and held-to-maturity securities below cost that is deemed other-than-temporary is charged to earnings for a decline in value deemed to be credit related and a new cost basis for the security is established. The decline in value attributed to non-credit related factors is recognized in other comprehensive income.

5.	Loans held for sale

The Bank originates fixed rate single family, residential first mortgage loans on a presold basis. The Bank issues a rate lock commitment to a customer and concurrently “locks in” with a secondary market investor under a best efforts delivery mechanism. Such loans are sold without the servicing retained by the Bank. The terms of the loan are dictated by the secondary investors and are transferred within several weeks of the Bank initially funding the loan. The Bank recognizes certain origination fees and service release fees upon the sale, which are included in other income on loans in the consolidated statements of income. Between the initial funding of the loans by the Bank and the subsequent purchase by the investor, the Bank carries the loans held for sale at the lower of cost or fair value in the aggregate as determined by the outstanding commitments from investors.

6.	Loans

Loans are carried at the principal amount outstanding, net of the allowance for loan losses. Interest income on loans is recognized based on the principal balance outstanding and the stated rate of the loan. Loan origination fees and certain direct origination costs are deferred and recognized as an adjustment of the related loan yield using the interest method.

A loan is considered impaired, in accordance with the impairment accounting guidance Accounting Standards Codification (ASC) Section 310-10-35, Receivables, Subsequent Measurement, when—based upon current events and information—it is probable that the scheduled payments of principal and interest will not be collected in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral values, and the probability of collecting scheduled payments of principal and interest when due. Generally, impairment is measured on a loan by loan basis using the fair value of the supporting collateral.

Loans are generally placed on a nonaccrual status when principal or interest is past due ninety days or when specifically determined to be impaired. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. If collectibility is in doubt, cash receipts on nonaccrual loans are used to reduce principal rather than recorded in interest income. Past due status is determined based upon contractual terms.

7.	Allowance for Loan Losses

For financial reporting purposes, the provision for loan losses charged to operations is based upon management's estimations of the amount necessary to maintain the allowance at an adequate level. Allowances for any impaired loans are generally determined based on collateral values. Loans are charged against the allowance for loan losses when management believes the collectibility of the principal is unlikely.

Management evaluates the adequacy of the allowance for loan losses on a regular basis. These evaluations are based upon a periodic review of the collectibility considering historical experience, the nature and value of the loan portfolio, underlying collateral values, internal and independent loan reviews, and prevailing economic conditions. In addition, the OCC, as a part of the regulatory examination process, reviews the loan portfolio and the allowance for loan losses and may require changes in the allowance based upon information available at the time of the examination. The allowance consists of two components: allocated and unallocated. The components represent an estimation done pursuant to either ASC Topic 450, Contingencies, or ASC Subtopic 310-10, Receivables. The allocated component of the allowance reflects expected losses resulting from an analysis developed through specific credit allocations for individual loans, including any impaired loans, and historical loan loss history. The analysis is performed quarterly and loss factors are updated regularly.

The unallocated portion of the allowance reflects management’s estimate of probable inherent but undetected losses within the portfolio due to uncertainties in economic conditions, changes in collateral values, unfavorable information about a borrower’s financial condition, and other risk factors that have not yet manifested themselves. In addition, the unallocated allowance includes a component that explicitly accounts for the inherent imprecision in the loan loss analysis.

8.	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. The depreciation policy is to provide for depreciation over the estimated useful lives of the assets using the straight-line method. Repairs and maintenance expenditures are charged to operating expenses; major expenditures for renewals and betterments are capitalized and depreciated over their estimated useful lives. Upon retirement, sale, or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and any gains or losses are included in operations.

9.	Other Real Estate

Other real estate, carried in other assets in the consolidated balance sheets, consists of properties acquired through foreclosure and, as held for sale property, is recorded at the lower of the outstanding loan balance or current appraisal less estimated costs to sell. Any write-down to fair value required at the time of foreclosure is charged to the allowance for loan losses. Subsequent gains or losses on other real estate are reported in other operating income or expenses. At December 31, 2012 and 2011, other real estate totaled $6,782,422 and $4,353,203, respectively.

10.	Goodwill and Other Intangible Assets

Goodwill totaled $9,362,000 for the years ended December 31, 2012 and 2011.

Goodwill totaling $8,660,000 acquired during the year ended December 31, 2011 was a result of the branch acquisitions from Whitney National Bank and Hancock Bank of Louisiana. Footnote C to these consolidated financial statements provides additional information on the acquisition during 2011.

The Company performed the required annual impairment tests of goodwill as of December 1, 2012. The Company’s annual impairment test did not indicate impairment as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

The Company’s purchase accounting intangible, assets which are subject to amortization, include core deposit intangibles, amortized on a straight-line basis, over a 10 year average life. The definite-lived intangible assets had the following carrying values at December 31, 2012 and 2011.

	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$3,095	$(743)	$2,352	$3,095	$(434)	$2,661

During 2011, the Company recorded $2,402,000 in core deposit intangible assets related to the deposits acquired in the Whitney acquisition.

The related amortization expense of business combination related intangible assets is a follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2011	$140
2012	309

Estimated amortization expense for the year ending December 31:

2013	$309
2014	309
2015	309
2016	292
2017	240
Thereafter	893
$2,352

11.	Other Assets and Cash Surrender Value

Financing costs related to the issuance of junior subordinated debentures are being amortized over the life of the instruments and are included in other assets. The Company invests in bank owned life insurance (BOLI). BOLI involves the purchasing of life insurance by the Company on a chosen group of employees. The Company is the owner of the policies and, accordingly, the cash surrender value of the policies is reported as an asset, and increases in cash surrender values are reported as income.

12.	Stock Options

The Company accounts for stock based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. Compensation cost is recognized for all stock options granted based on the weighted average fair value stock price at the grant date.

13.	Income Taxes

Income taxes are provided for the tax effects of the transactions reported in the financial statements and consist of taxes currently payable plus deferred taxes related primarily to differences between the bases of assets and liabilities as measured by income tax laws and their bases as reported in the financial statements. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.

The Company and its subsidiary file consolidated income tax returns. The subsidiary provides for income taxes on a separate return basis and remits to the Company amounts determined to be payable.

ASC Topic 740, Income Taxes, provides guidance on financial statement recognition and measurement of tax positions taken, or expected to be taken, in tax returns. ASC Topic 740 requires an evaluation of tax positions to determine if the tax positions will more likely than not be sustainable upon examination by the appropriate taxing authority. The Company at December 31, 2012 and 2011, had no uncertain tax positions that qualify for either recognition or disclosure in the financial statements.

14.	Advertising Costs

Advertising costs are expensed in the period in which they are incurred. Advertising expense for the years ended December 31, 2012 and 2011, was $278,330 and $307,514, respectively.

15.	Statements of Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash, amounts due from banks, interest-bearing deposits with banks and federal funds sold. Generally, federal funds are sold for a one to seven day period.

16.	Off-Balance Sheet Financial Instruments

In the ordinary course of business, the subsidiary bank enters into off-balance sheet financial instruments consisting of commitments to extend credit, credit card lines and standby letters of credit. Such financial instruments are recorded in the financial statements when they are exercised.

17.	Earnings Applicable to Common Stockholders

Per share amounts are presented in accordance with ASC Topic 260, Earnings Per Share. Under ASC Topic 260, two per share amounts are considered and presented, if applicable. Basic per share data is calculated based on the weighted-average number of common shares outstanding during the reporting period. Diluted per share data includes any dilution from potential common stock, such as outstanding stock options.

The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
Basic per common share	$3,624,339	3,101,411	$1.17	$2,528,978	3,063,251	$.83

Effect of dilutive shares:
Restricted Stock		23,856			10,438
	$3,624,339	3,125,267	$1.16	$2,528,978	3,073,689	$.82

The diluted per share amounts were computed by applying the treasury stock method.

18.	Reclassifications

Certain reclassifications have been made to the 2011 financial statements to conform with the classi-fications used in 2012. These reclassifications did not impact the Company's consolidated financial condition or results of operations.

19.	Accounting Pronouncements

The Company has adopted ASU No. 2011-05, “Presentation of Comprehensive Income.” This guidance (ASC Topic 220, Comprehensive Income) revises the manner in which entities present comprehensive income in their financial statements. It requires entities to report components in either a continuous statement of comprehensive income or in two separate but consecutive statements. The Company chose the latter presentation. The items that must be reported in other comprehensive income did not change.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” The ASU amends ASC Topic 210 by requiring additional improved information to be disclosed regarding financial instruments and derivative instruments that are offset in accordance with the conditions under ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The amendment is effective for annual and interim reporting periods beginning on or after January 1, 2013. The disclosures required by the amendments should be applied retrospectively for all comparative periods presented. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The ASU clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2011-11. Only derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the Codification or subject to a master netting arrangement or similar agreement are applicable. The Company does not believe the amendments will have a material impact on the financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” This revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. These amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U. S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U. S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U. S. GAAP that provide additional details about these amounts. ASU 2013-02 is effective for interim and annual periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
BUSINESS COMBINATION

NOTE C – BUSINESS COMBINATION

On September 16, 2011 the Company completed the purchase of seven (7) branches located on the Mississippi Gulf Coast and one (1) branch located in Bogalusa, Louisiana from Whitney National Bank and Hancock Bank of Louisiana (the “Whitney branches”). As part of the agreement, the Company purchased loans of $46.8 million and assumed deposit liabilities of $179.3 million, and purchased the related fixed assets and cash of the branches. The Company operates the acquired bank branches under the name The First, A National Banking Association. The acquisition allowed the Company to expand its presence in South Mississippi as well as enter a new market in Louisiana. The Company’s condensed consolidated statements of income include the results of operations of the Whitney branches from the closing date of the acquisition.

In connection with the acquisition, the Company recorded $8.7 million of goodwill and $2.4 million of core deposit intangible. The core deposit intangible of $2.4 million will be expensed over 10 years. The recorded goodwill is deductible for tax purposes. The Company acquired the $46.8 million loan portfolio at a fair value discount of $.7 million. The discount represents expected credit losses, adjustments to market interest rates and liquidity adjustments. The noncredit quality portion of the discount was $.1 million and the credit quality portion of the discount was $.6 million.

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price
Cash	$9,100
Total purchase price	9,100
Identifiable assets:
Cash	125,243
Loans, leases and interest receivable	46,118
Core deposit intangible	2,402
Personal and real property	7,481
Other assets	95
Total assets	181,339
Liabilities and equity:
Deposits and interest payable	179,196
Other liabilities	1,703
Total liabilities	180,899
Net assets acquired	$440
Goodwill resulting from acquisition	$8,660

The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2012 were as follows (dollars in thousands):

Outstanding principal balance	$19,145
Carrying amount	18,853

All loans obtained in the acquisition of the Whitney branches reflect no specific evidence of credit deterioration and very low probability that the Company would be unable to collect all contractually required principal and interest payments.

SECURITIES	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012 and 2011, follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$36,148,002	$231,810	$20,735	$36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions	95,113,063	3,823,242	26,121	98,910,184
Mortgage-backed securities	60,384,181	1,596,672	14,364	61,966,489
Corporate obligations	17,640,092	298,471	1,751,814	16,186,749
Other	1,255,483	-	285,300	970,183
	$210,540,821	$5,950,195	$2,098,334	$214,392,682
Held-to-maturity securities:
Mortgage-backed securities	$2,470,103	$84,796	$-	$2,554,899
Taxable obligations of states and municipal subdivisions	6,000,000	-	1,499,400	4,500,600
	$8,470,103	$84,796	$1,499,400	$7,055,499

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$43,474,933	$216,229	$17,712	$43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions	91,756,084	2,738,898	236,951	94,258,031
Mortgage-backed securities	58,534,125	959,018	163,596	59,329,547
Corporate obligations	16,678,672	26,618	2,412,076	14,293,214
Other	1,255,483	-	281,340	974,143
	$211,699,297	$3,940,763	$3,111,675	$212,528,385
Held-to-maturity securities:
Mortgage-backed securities
Taxable obligations of states and municipal subdivisions	$2,278	$121	$-	$2,399
	6,000,000	-	-	6,000,000
	$6,002,278	$121	$-	$6,002,399

The scheduled maturities of securities at December 31, 2012, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$17,393,747	$17,476,162	$-	$-
Due after one year through five years	72,776,427	73,249,911	-	-
Due after five years through ten years	36,660,487	38,374,331	-	-
Due after ten years	23,325,979	23,325,789	6,000,000	4,500,600
Mortgage-backed securities	60,384,181	61,966,489	2,470,103	2,554,899
	$210,540,821	$214,392,682	$8,470,103	$7,055,499

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

No gain or loss was realized from the sale of available-for-sale securities in 2012. A loss of $318 was realized from the sale or call of available-for-sale securities in 2011. An other-than-temporary impairment loss of $-0- was recognized for the year ended 2012 and $4,278 for the year ended 2011.

Securities with a carrying value of $159,725,903 and $135,394,139 at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2012 and 2011, were as follows:

	2012
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$5,063,924	$20,735	$-	$-	$5,063,924	$20,735
Tax-exempt and tax- able obligations of states and municipal subdivisions	4,556,699	26,000	254,605	121	4,811,304	26,121
Mortgage-backed securities	-	-	236,886	14,364	236,886	14,364
Corporate obligations	978,600	1,764	2,668,168	1,750,050	3,646,768	1,751,814
Other	-	-	970,183	285,300	970,183	285,300
	$10,599,223	$48,499	$4,129,842	$2,049,835	$14,729,065	$2,098,334

	2011
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$9,142,470	$17,712	$-	$-	$9,142,470	$17,712
Tax-exempt and tax- able obligations of states and municipal subdivisions	6,451,142	183,678	598,851	53,273	7,049,993	236,951
Mortgage-backed securities	16,208,868	94,240	236,425	69,356	16,445,293	163,596
Corporate obligations	9,099,728	240,686	2,749,114	2,171,390	11,848,842	2,412,076
Other	-	-	974,143	281,340	974,143	281,340
	$40,902,208	$536,316	$4,558,533	$2,575,359	$45,460,741	$3,111,675

Approximately 9.4% of the number of securities in the investment portfolio at December 31, 2012, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.

LOANS	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
LOANS

NOTE E - LOANS

Loans typically provide higher yields than the other types of earning assets, and thus one of the Company's goals is for loans to be the largest category of the Company's earning assets. At December 31, 2012 and December 31, 2011, respectively, loans accounted for 63.6% and 62.4% of earning assets. The Company controls and mitigates the inherent credit and liquidity risks through the composition of its loan portfolio.

The following table shows the composition of the loan portfolio by category:

	December 31, 2012		December 31, 2011
	Amount	Percent of Total	Amount	Percent of Total
	(Dollars in thousands)

Mortgage loans held for sale	$5,585	1.4%	$2,906	0.7%
Commercial, financial and agricultural	53,234	12.9	48,385	12.5
Real Estate:
Mortgage-commercial	142,046	34.3	138,943	35.8
Mortgage-residential	140,703	34.0	117,692	30.3
Construction	57,529	13.9	63,357	16.3
Consumer and other	14,600	3.5	16,645	4.4
Total loans	413,697	100%	387,928	100%
Allowance for loan losses	(4,727)		(4,511)
Net loans	$408,970		$383,417

In the context of this discussion, a "real estate mortgage loan" is defined as any loan, other than a loan for construction purposes, secured by real estate, regardless of the purpose of the loan. The Company follows the common practice of financial institutions in the Company’s market area of obtaining a security interest in real estate whenever possible, in addition to any other available collateral. This collateral is taken to reinforce the likelihood of the ultimate repayment of the loan and tends to increase the magnitude of the real estate loan portfolio component. Generally, the Company limits its loan-to-value ratio to 80%. Management attempts to maintain a conservative philosophy regarding its underwriting guidelines and believes it will reduce the risk elements of its loan portfolio through strategies that diversify the lending mix.

Loans held for sale consist of mortgage loans originated by the Bank and sold into the secondary market. Commitments from investors to purchase the loans are obtained upon origination.

Activity in the allowance for loan losses for December 31, 2012 and 2011 is as follows:

(In thousands)

	2012	2011

Balance at beginning of period	$4,511	$4,617
Loans charged-off:
Real Estate	(821)	(1,569)
Installment and Other	(203)	(97)
Commercial, Financial and Agriculture	(166)	(321)
Total	(1,190)	(1,987)
Recoveries on loans previously charged-off:
Real Estate	83	311
Installment and Other	70	73
Commercial, Financial and Agriculture	25	29
Total	178	413
Net Charge-offs	(1,012)	(1,574)
Provision for Loan Losses	1,228	1,468
Balance at end of period	$4,727	$4,511

The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2012 and December 31, 2011.

Allocation of the Allowance for Loan Losses

	December 31, 2012
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$420	13.3%
Commercial Real Estate	3,338	63.7
Consumer Real Estate	810	19.0
Consumer	151	4.0
Unallocated	8	-
Total	$4,727	100%

	December 31, 2011
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$397	16.3%
Commercial Real Estate	3,356	63.8
Consumer Real Estate	680	15.7
Consumer	78	4.2
Unallocated	-	-
Total	$4,511	100%

The following table represents the Company’s impaired loans at December 31, 2012 and December 31, 2011. This table excludes performing troubled debt restructurings.

	December 31,	December 31,
	2012	2011
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$1,445	$2,791
Impaired loans with a valuation allowance	2,144	2,334
Total impaired loans	$3,589	$5,125
Allowance for loan losses on impaired loans at period End	936	738
Total nonaccrual loans	3,401	5,125

Past due 90 days or more and still accruing	158	496
Average investment in impaired loans	2,979	4,185

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2012 and December 31, 2011:

	2012	2011

Average of individually impaired loans during period	$2,979	$4,827
Interest income recognized during Impairment	-	-
Cash-basis interest income Recognized	50	287

The gross interest income that would have been recorded in the period that ended if the nonaccrual loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the twelve months for December 31, 2012 and 2011, was $81,000 and $112,000, respectively. The Company had no loan commitments to borrowers in non-accrual status at December 31, 2012 and 2011.

The following tables provide the ending balances in the Company's loans (excluding mortgage loans held for sale) and allowance for loan losses, broken down by portfolio segment as of December 31, 2012 and December 31, 2011. The tables also provide additional detail as to the amount of our loans and allowance that correspond to individual versus collective impairment evaluation. The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2012

		Installment	Commercial,
	Real Estate	and Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,111	$55	$221	$4,387
Collectively evaluated	333,298	16,401	54,025	403,724
Total	$337,409	$16,456	$54,246	$408,111

Allowance for Loan Losses
Individually evaluated	$917	$110	$76	$1,103
Collectively evaluated	3,231	49	344	3,624
Total	$4,148	$159	$420	$4,727

December 31, 2011

		Installment	Commercial,
	Real Estate	And Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,841	$38	$246	$5,125
Collectively evaluated	301,271	16,107	62,519	379,897
Total	$306,112	$16,145	$62,765	$385,022

Allowance for Loan Losses
Individually evaluated	$662	$13	$63	$738
Collectively evaluated	3,375	64	334	3,773
Total	$4,037	$77	$397	$4,511

The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2012 and 2011. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. As nearly all of our impaired loans at December 31, 2012 are on nonaccrual status, recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2012

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$15	$15	$-	$46	$-
Commercial real estate	1,013	1,529	-	1,004	39
Consumer real estate	106	969	-	168	8
Consumer installment	311	311	-	156	1
Total	$1,445	$2,824	$-	$1,374	$48

Impaired loans with a related allowance:
Commercial installment	$203	$203	$73	$173	$8
Commercial real estate	1,549	1,549	747	1,546	38
Consumer real estate	44	44	44	72	4
Consumer installment	348	348	72	197	2
Total	$2,144	$2,144	$936	$1,988	$52

Total Impaired Loans:
Commercial installment	$218	$218	$73	$219	$8
Commercial real estate	2,562	3,078	747	2,550	77
Consumer real estate	150	1,013	44	240	12
Consumer installment	659	659	72	353	3
Total Impaired Loans	$3,589	$4,968	$936	$3,362	$100

December 31, 2011

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$121	$121	$-	$69	$5
Commercial real estate	2,420	2,420	-	1,457	85
Consumer real estate	241	241	-	288	3
Consumer installment	9	9	-	11	-
Total	$2,791	$2,791	$-	$1,825	$93

Impaired loans with a related allowance:
Commercial installment	$125	$125	$63	$128	$-
Commercial real estate	1,533	1,533	574	1,463	23
Consumer real estate	647	647	88	740	12
Consumer installment	29	29	13	29	6
Total	$2,334	$2,334	$738	$2,360	$41

Total Impaired Loans:
Commercial installment	$246	$246	$63	$197	$5
Commercial real estate	3,953	3,953	571	2,920	108
Consumer real estate	888	888	91	1,028	15
Consumer installment	38	38	13	40	6
Total Impaired Loans	$5,125	$5,125	$738	$4,185	$134

The following tables provide additional detail of troubled debt restructurings at December 31, 2012.

	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	107	104	1	8
Consumer real estate	-	-	-	-
Consumer installment	-	-	-	-
Total	$107	$104	1	$8

The balance of troubled debt restructurings at December 31, 2012 was $2.7 million, calculated for regulatory reporting purpose. Of these amounts, $1.0 million were performing in accordance with the modified terms. The remaining $1.7 million are on non-accrual. There was $51,000 in specific reserves established with respect to these loans as of December 31, 2012. As of December 31, 2012, the Company had no additional amount committed on any loan classified as troubled debt restructuring.

The recorded investment in loans for which the allowance for loan losses was previously measured under a general allowance for loan losses methodology and are now impaired under ASC Section 310-10-35 was $205,000. The allowance for loan losses associated with those loans on the basis of a current evaluation of loss was $51,000. All loans were performing as agreed with modified terms.

During the twelve month period ending December 31, 2012, the terms of 1 loan was modified as a TDR. The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2012
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$990	$-	$1,667	$2,657	$57,529
Real Estate-mortgage	3,045	147	986	4,178	140,702
Real Estate-non farm nonresidential	389	-	608	997	142,046
Commercial	88	-	135	223	53,234
Consumer	132	11	5	148	14,600
Total	$4,644	$158	$3,401	$8,203	$408,111

	December 31, 2011
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$70	$22	$945	$1,037	$63,357
Real Estate-mortgage	2,189	311	984	3,484	117,692
Real Estate-non farm nonresidential	1,662	144	2,877	4,683	138,943
Commercial	138	19	246	403	48,385
Consumer	214	-	73	287	16,645
Total	$4,273	$496	$5,125	$9,894	$385,022

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience credit documentation, public information, and current economic trends, among other factors. The Company uses the following definitions for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)
December 31, 2012

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$241,926	$76,206	$16,426	$53,880	$388,438
Special Mention	5,653	144	17	-	5,814
Substandard	12,606	1,059	15	320	14,000
Doubtful	-	-	-	60	60
Subtotal	260,185	77,409	16,458	54,260	408,312
Less:
Unearned Discount	91	94	2	14	201

Loans, net of unearned discount	$260,094	$77,315	$16,456	$54,246	$408,111

December 31, 2011

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$223,692	$57,835	$16,004	$60,741	$358,272
Special Mention	5,169	71	45	3	5,288
Substandard	16,815	2,553	99	1,846	21,313
Doubtful	-	104	-	175	279
Subtotal	245,676	60,563	16,148	62,765	385,152
Less:
Unearned Discount	94	34	-	2	130

Loans, net of unearned discount	$245,582	$60,529	$16,148	$62,763	$385,022

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE F - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2012	2011

Premises:
Land	$7,226,252	$7,226,252
Buildings and improvements	15,697,160	15,729,044
Equipment	6,954,110	6,344,642
Construction in progress	11,473	227,414
	29,888,995	29,527,352
Less accumulated depreciation and amortization	7,646,157	6,536,911
	$22,242,838	$22,990,441

The amounts charged to operating expense for depreciation were $1,195,877 and $858,342 in 2012 and 2011, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
DEPOSITS

NOTE G - DEPOSITS

The aggregate amount of time deposits in denominations of $100,000 or more as of December 31, 2012, and 2011 was $91,821,044 and $99,545,812, respectively.

At December 31, 2012, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2013	$103,507
2014	24,349
2015	16,375
2016	6,368
2017	10,326
Thereafter	11
$160,936

BORROWED FUNDS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
BORROWED FUNDS

NOTE H - BORROWED FUNDS

Borrowed funds consisted of the following:

	December 31,
	2012	2011

Reverse Repurchase Agreement	$5,000,000	$15,000,000
FHLB advances	31,770,773	12,031,831
	$36,770,773	$27,031,831

Advances from the FHLB have maturity dates ranging from January 2013 through June, 2019. Interest is payable monthly at rates ranging from 0.17% to 3.813%. Advances due to the FHLB are collateralized by a blanket lien on first mortgage loans in the amount of the outstanding borrowings, FHLB capital stock, and amounts on deposit with the FHLB. At December 31, 2012, FHLB advances available and unused totaled $149,194,016.

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2012, were as follows:

Year	Amount

2013	$21,770,773
2014	4,000,000
2015	3,000,000
2016	-
2017	-
2018	-
2019	3,000,000
$31,770,773

Reverse Repurchase Agreements consist of one $5,000,000 agreement. The agreement is secured by securities with a fair value of $6,421,762 at December 31, 2012 and $19,460,231 at December 31, 2011. The maturity date of the remaining agreement is September 26, 2017 with a rate of 3.81%.

LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASE OBLIGATIONS

NOTE I – LEASE OBLIGATIONS

The Company is committed under several long-term operating leases which provide for minimum lease payments. Certain leases contain options for renewal. Total rental expense under these operating leases amounted to $125,000 and $93,000 as of December 31, 2012 and 2011, respectively.

The Company is also committed under one long-term capital lease agreement. The capital lease agreement had an outstanding balance of $1,415,000 and $1,540,000 at December 31, 2012 and 2011, respectively (included in other liabilities). This lease has a remaining term of 9 years at December 31, 2012. Assets related to the capital lease are included in premises and equipment and the cost consists of $2.6 million less accumulated depreciation of approximately $346,110 and $86,500 at December 31, 2012 and 2011, respectively.

Minimum future lease payments for the operating and capital leases at December 31, 2012 were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2013	$118	$166
2014	122	166
2015	96	166
2016	96	168
2017	77	191
Thereafter	355	745

Total Minimum Lease Payments	$864	1,602

Less: Amounts representing interest		(187)

Present value of minimum lease payments		$1,415

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
REGULATORY MATTERS

NOTE J - REGULATORY MATTERS

The Company and its subsidiary bank are subject to regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and its subsidiary bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgment by regulators about components, risk weightings, and other related factors.

To ensure capital adequacy, quantitative measures have been established by regulators, and these require the Company and its subsidiary bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined) to risk-weighted assets (as defined), and of Tier I capital to adjusted total assets (leverage). Management believes, as of December 31, 2012, that the Company and its subsidiary bank exceeded all capital adequacy requirements.

At December 31, 2012 and 2011, the subsidiary bank was categorized by regulators as well-capitalized under the regulatory framework for prompt corrective action. A financial institution is considered to be well-capitalized if it has a total risk-based capital ratio of 10% or more, has a Tier I risk-based capital ratio of 6% or more, and has a Tier I leverage capital ratio of 5% or more. There are no conditions or anticipated events that, in the opinion of management, would change the categorization. The actual capital amounts and ratios at December 31, 2012 and 2011, are presented in the following table. No amount was deducted from capital for interest-rate risk exposure.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2012
Total risk-based	$66,080	13.8%	$65,046	13.6%
Tier I risk-based	61,353	12.8%	60,319	12.7%
Tier I leverage	61,353	8.6%	60,319	8.4%

December 31, 2011
Total risk-based	$62,071	13.6%	$60,910	13.3%
Tier I risk-based	57,560	12.6%	56,399	12.4%
Tier I leverage	57,560	8.5%	56,399	8.3%

The minimum amounts of capital and ratios as established by banking regulators at December 31, 2012 and 2011, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2012
Total risk-based	$38,271	8.0%	$38,161	8.0%
Tier I risk-based	19,135	4.0%	19,080	4.0%
Tier I leverage	28,712	4.0%	28,661	4.0%

December 31, 2011
Total risk-based	$36,649	8.0%	$36,527	8.0%
Tier I risk-based	18,324	4.0%	18,264	4.0%
Tier I leverage	27,164	4.0%	27,103	4.0%

The Company’s dividends, if any, are expected to be made from dividends received from its subsidiary bank. The OCC limits dividends of a national bank in any calendar year to the net profits of that year combined with the retained net profits for the two preceding years.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE K - INCOME TAXES

The components of income tax expense are as follows:

	Years Ended December 31,
	2012	2011
Current:
Federal	$1,000,418	$255,955
State	213,309	47,199
Deferred (benefit)	(136,348)	163,746
	$1,077,379	$466,900

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2012		2011
	Amount	%	Amount	%

Income taxes at statutory rate	$1,742,890	34%	$1,135,035	34%
Tax-exempt income	(745,595)	(15)%	(559,078)	(17)%
Nondeductible expenses	233,006	5%	92,339	3%
State income tax, net of federal tax effect	92,156	2%	52,788	2%
Tax credits	(295,800)	(6)%	(12,325)	-
Other, net	50,722	1%	(241,859)	(8)%
	$1,077,379	21%	$466,900	14%

The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,489,546	$1,330,959
Net operating loss carryover	652,061	729,798
Other	870,831	603,039
	3,012,438	2,663,796
Deferred tax liabilities:
Securities	(89,426)	(97,744)
Premises and equipment	(986,689)	(927,939)
Unrealized gain on available-for-sale securities	(1,309,633)	(281,889)
Core deposit intangible	(58,358)	(114,072)
Goodwill	(281,036)	(63,460)

	(2,725,142)	(1,485,104)

Net deferred tax asset, included in other assets	$287,296	$1,178,692

With the acquisition of Wiggins in 2006, the Company assumed a federal tax net operating loss carryover. This net operating loss is available to the Company through the year 2026.

The Company follows the guidance of ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012, the Company had no uncertain tax positions that it believes should be recognized in the financial statements. The tax years still subject to examination by taxing authorities are years subsequent to 2007.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE L - EMPLOYEE BENEFITS

The Company and its subsidiary bank provide a deferred compensation arrangement (401(k) plan) whereby employees contribute a percentage of their compensation. For employee contributions of six percent or less, the Company and its subsidiary bank provide a 50% matching contribution. Contributions totaled $189,519 in 2012 and $142,584 in 2011.

The Company sponsors an Employee Stock Ownership Plan (ESOP) for employees who have completed one year of service for the Company and attained age 21. Employees become fully vested after five years of service. Contributions to the plan are at the discretion of the Board of Directors. At December 31, 2012, the ESOP held 6,038 shares of Company common stock and had no debt obligation. All shares held by the plan were considered outstanding for net income per share purposes. Total ESOP expense was $22,785 for 2012 and $16,339 for 2011.

STOCK PLANS	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK PLANS

NOTE M - STOCK PLANS

In 2007, the Company adopted the 2007 Stock Incentive Plan.  The 2007 Plan provides for the issuance of up to 315,000 shares of Company Common Stock, $1.00 par value per share.  Shares issued under the 2007 Plan may consist in whole or in part of authorized but unissued shares or treasury shares.  Through the year ended December 31, 2009, no shares were issued under this Plan. During the year ended December 31, 2011, 33,850 nonvested restricted stock awards were granted under the Plan. During the year ended December 31, 2012, 42,795 nonvested restricted stock awards were granted under the Plan. During 2012, 1,765 shares were repurchased for payment of taxes. The weighted average grant-date fair value for these shares was $9.45 per share. Compensation costs in the amount of $263,216 was recognized for the year ended December 31, 2012 and $119,320 for the year ended December 31, 2011. Shares of restricted stock granted to employees under this stock plan are subject to restrictions as to the vesting period. The restricted stock award becomes 100% vested on the earliest of 1) the three year vesting period provided the Grantee has not incurred a termination of employment prior to that date, 2) the Grantee’s retirement, or 3) the Grantee’s death. During this period, the holder is entitled to full voting rights and dividends. As of December 31, 2012, there was approximately $416,000 of unrecognized compensation cost related to this Plan. The cost is expected to be recognized over the remaining term of the vesting period (approximately 2 years).

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings [Abstract]
SUBORDINATED DEBENTURES

NOTE N - SUBORDINATED DEBENTURES

On June 30, 2006, the Company issued $4,124,000 of floating rate junior subordinated deferrable interest debentures to The First Bancshares Statutory Trust 2 in which the Company owns all of the common equity. The debentures are the sole asset of the Trust. The Trust issued $4,000,000 of Trust Preferred Securities (TPSs) to investors. The Company’s obligations under the debentures and related documents, taken together, constitute a full and unconditional guarantee by the Company of the Trust’s obligations under the preferred securities. The preferred securities were redeemable by the Company in 2011, or earlier in the event the deduction of related interest for federal income taxes is prohibited, treatment as Tier I capital is no longer permitted, or certain other contingencies arise. The preferred securities must be redeemed upon maturity of the debentures in 2036. Interest on the preferred securities is the three month London Interbank Offer Rate (LIBOR) plus 1.65% and is payable quarterly. The terms of the subordinated debentures are identical to those of the preferred securities. On July 27, 2007, the Company issued $6,186,000 of floating rate junior subordinated deferrable interest debentures to The First Bancshares Statutory Trust 3 in which the Company owns all of the common equity. The debentures are the sole asset of Trust 3. The Trust issued $6,000,000 of Trust Preferred Securities (TPSs) to investors. The Company’s obligations under the debentures and related documents, taken together, constitute a full and unconditional guarantee by the Company of the Trust’s obligations under the preferred securities. The preferred securities are redeemable by the Company in 2012, or earlier in the event the deduction of related interest for federal income taxes is prohibited, treatment as Tier 1 capital is no longer permitted, or certain other contingencies arise. The preferred securities must be redeemed upon maturity of the debentures in 2037. Interest on the preferred securities is the three month LIBOR plus 1.40% and is payable quarterly. The terms of the subordinated debentures are identical to those of the preferred securities. In accordance with the provisions of ASC Topic 810, Consolidation, the trusts are not included in the consolidated financial statements.

TREASURY STOCK	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
TREASURY STOCK	NOTE O - TREASURY STOCK Shares held in treasury totaled 26,494 at December 31, 2012, and 2011.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE P - RELATED PARTY TRANSACTIONS

In the normal course of business, the Bank makes loans to its directors and executive officers and to companies in which they have a significant ownership interest. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other parties, are consistent with sound banking practices, and are within applicable regulatory and lending limitations. Such loans amounted to approximately $9,683,000 and $12,955,000 at December 31, 2012 and 2011, respectively. The activity in loans to current directors, executive officers, and their affiliates during the year ended December 31, 2012, is summarized as follows (in thousands):

Loans outstanding at beginning of year	$12,955
New loans	702
Repayments	(3,974)
Loans outstanding at end of year	$9,683

COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK

NOTE Q - COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK

In the normal course of business, there are outstanding various commitments and contingent liabilities, such as guaranties, commitments to extend credit, etc., which are not reflected in the accompanying financial statements. The subsidiary bank had outstanding letters of credit of $574,000 and $387,000 at December 31, 2012 and 2011, respectively, and had made loan commitments of approximately $63,583,000 and $59,035,000 at December 31, 2012 and 2011, respectively.

Commitments to extend credit and letters of credit include some exposure to credit loss in the event of nonperformance of the customer. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit policies and procedures for such commitments are the same as those used for lending activities. Because these instruments have fixed maturity dates and because a number expire without being drawn upon, they generally do not present any significant liquidity risk. No significant losses on commitments were incurred during the two years ended December 31, 2012, nor are any significant losses as a result of these transactions anticipated.

The primary market area served by the Bank is Forrest, Lamar, Jones, Pearl River, Jackson, Hancock, Stone, and Harrison Counties within South Mississippi as well as Washington Parish in Louisiana. Management closely monitors its credit concentrations and attempts to diversify the portfolio within its primary market area. As of December 31, 2012, management does not consider there to be any significant credit concentrations within the loan portfolio. Although the Bank’s loan portfolio, as well as existing commitments, reflects the diversity of its primary market area, a substantial portion of a borrower's ability to repay a loan is dependent upon the economic stability of the area.

FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES

NOTE R - FAIR VALUES OF ASSETS AND LIABILITIES

The Company follows the guidance of ASC Topic 820, Fair Value Measurements and Disclosures, that establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The guidance defines the fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with the guidance, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1:	Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2:	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities which use observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Following is a description of the valuation methodologies used for instruments measured at fair valueon a recurring basis and recognized in the accompanying consolidated balance sheets.

Available-for-Sale Securities

The fair value of available-for-sale securities is determined by various valuation methodologies. Where quoted market prices are available in an active market, securities are classified within Level 1. Level 1 securities include mutual funds. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities include U.S. Treasury securities, obligations of U.S. government corporations and agencies, obligations of states and political subdivisions, mortgage-backed securities and collateralized mortgage obligations. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.

The following table presents the Company’s available-for-sale securities that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fell as of December 31, 2012 and December 31, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2012

Obligations of U.S. Government agencies	$36,359	$-	$36,359	$-
Municipal securities	98,910	-	98,910	-
Mortgage-backed securities	61,967	-	61,967	-
Corporate obligations	16,187	-	13,519	2,668
Other	970	970	-	-
Total	$214,393	$970	$210,755	$2,668

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2011

Obligations of U.S. Government agencies	$43,673	$-	$43,673	$-
Municipal securities	94,258	-	94,258	-
Mortgage-backed securities	59,330	-	59,330	-
Corporate obligations	14,293	-	12,041	2,252
Other	974	974	-	-
Total	$212,528	$974	$209,302	$2,252

The following is a reconciliation of activity for assets measured at fair value based on significant unobservable (non-market) information.

(In thousands)	Bank-Issued Trust Preferred Securities

Balance, December 31, 2011	$2,252
Transfers into Level 3	-
Transfers out of Level 3	-
Unrealized income included in comprehensive income	416
Balance, December 31, 2012	$2,668

Following is a description of the valuation methodologies used for assets and liabilities measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Impaired Loans

Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for estimating fair value include using the fair value of the collateral for collateral dependent loans or, where a loan is determined not to be collateral dependent, using the discounted cash flow method.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value. If the impaired loan is determined not to be collateral dependent, then the discounted cash flow method is used. This method requires the impaired loan to be recorded at the present value of expected future cash flows discounted at the loan’s effective interest rate. The effective interest rate of a loan is the contractual interest rate adjusted for any net deferred loan fees or costs, premiums or discounts existing at origination or acquisition of the loan. Impaired loans are classified within Level 2 of the fair value hierarchy.

Other Real Estate Owned

Other real estate owned consists of properties obtained through foreclosure. The adjustment at the time of foreclosure is recorded through the allowance for loan losses. Fair value of other real estate owned is based on current independent appraisals. Due to the subjective nature of establishing the fair value when the asset is acquired, the actual fair value of the other real estate owned or foreclosed asset could differ from the original estimate. If it is determined the fair value declines subsequent to foreclosure, a valuation allowance is recorded through other income. Operating costs associated with the assets after acquisition are also recorded as non-interest expense. Gains and losses on the disposition of other real estate owned and foreclosed assets are netted and posted to other income. Other real estate owned measured at fair value on a non-recurring basis at December 31, 2012, amounted to $6.8 million. Other real estate owned is classified within Level 2 of the fair value hierarchy.

The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2012 and December 31, 2011 (in thousands).

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2012

Impaired loans	$3,589	$-	$3,589	$-
Other real estate owned	6,782	-	6,782	-

December 31, 2011

Impaired loans	$5,125	$-	$5,125	$-
Other real estate owned	4,353	-	4,353	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value:

Cash and Cash Equivalents – For such short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment in securities available-for-sale and held-to-maturity – The fair value measurement for securities available-for-sale was discussed earlier. The same measurement approach was used for securities held-to-maturity.

Loans – The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposits – The fair values of demand deposits are, as required by ASC Topic 825, equal to the carrying value of such deposits. Demand deposits include noninterest-bearing demand deposits, savings accounts, NOW accounts, and money market demand accounts. The fair value of variable rate term deposits, those repricing within six months or less, approximates the carrying value of these deposits. Discounted cash flows have been used to value fixed rate term deposits and variable rate term deposits repricing after six months. The discount rate used is based on interest rates currently being offered on comparable deposits as to amount and term.

Short-Term Borrowings – The carrying value of any federal funds purchased and other short-term borrowings approximates their fair values.

FHLB and Other Borrowings – The fair value of the fixed rate borrowings are estimated using discounted cash flows, based on current incremental borrowing rates for similar types of borrowing arrangements. The carrying amount of any variable rate borrowing approximates its fair value.

Subordinated Debentures – The subordinated debentures bear interest at a variable rate and the carrying value approximates the fair value.

Off-Balance Sheet Instruments – Fair values of off-balance sheet financial instruments are based on fees charged to enter into similar agreements. However, commitments to extend credit do not represent a significant value until such commitments are funded or closed. Management has determined that these instruments do not have a distinguishable fair value and no fair value has been assigned.

	As of December 31, 2012		As of December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial Instruments:
Assets:
Cash and cash equivalents	$30,877	$30,877	$23,181	$23,181
Securities available-for-sale	214,393	214,393	212,528	212,528
Securities held-to-maturity	8,470	7,055	6,002	6,002
Other securities	3,438	3,438	2,645	2,645
Loans, net	408,970	422,029	383,418	396,905

Liabilities:
Noninterest-bearing deposits	$109,625	$109,625	$107,129	$107,129
Interest-bearing deposits	487,002	487,599	466,265	467,198
Subordinated debentures	10,310	10,310	10,310	10,310
FHLB and other borrowings	36,771	36,771	27,032	27,032

SENIOR PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
SENIOR PREFERRED STOCK

NOTE S - SENIOR PREFERRED STOCK

On February 6, 2009, as part of the U.S. Department of Treasury’s (“Treasury”) Capital Purchase Program (“CPP”), the Company received a $5.0 million equity investment by issuing 5 thousand shares of Series A, no par value preferred stock to the Treasury pursuant to a Letter Agreement and Securities Purchase Agreement that was previously disclosed by the Company. The Company also issued a warrant to the Treasury allowing it to purchase 54,705 shares of the Company’s common stock at an exercise price of $13.71. The warrant can be exercised immediately and has a term of 10 years.

The non-voting Series A preferred shares issued, with a liquidation preference of $1 thousand per share, will pay a cumulative cash dividend quarterly at 5% per annum during the first five years the preferred shares are outstanding, resetting to 9% thereafter if not redeemed. The CPP also includes certain restrictions on dividend payments of the Company’s lower ranking equity and the ability to purchase its outstanding common shares.

The Company allocated the proceeds received from the Treasury, net of transaction costs, on a pro rata basis to the Series A preferred stock and the warrant based on their relative fair values. The Company assigned $.3 million and $4.7 million to the warrant and the Series A preferred stock, respectively. The resulting discount on the Series A preferred stock is being accreted up to the $5.0 million liquidation amount at the time of the exchange discussed in the following paragraph.

On September 29, 2010, and pursuant to the terms of the letter agreement between the Company and the United States Department of the Treasury (“Treasury”), the Company closed a transaction whereby Treasury exchanged its 5,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series UST, (The “CPP Preferred Shares”) for 5,000 shares of a new series of preferred stock designated Fixed Rate Cumulative Perpetual Preferred Stock, Series CD (the “CDCI Preferred Shares”). On the same day, and pursuant to the terms of the letter agreement between the Company and Treasury, the Company issued an additional 12,123 CDCI Preferred Shares to Treasury for a purchase price of $12,123,000. As a result of the CDCI Transactions, the Company is no longer participating in the TARP Capital Purchase Program being administered by Treasury and is now participating in Treasury’s TARP Community Development Capital Initiative (the “CDCI”). The terms of the CDCI Transactions are more fully set forth in the Exchange Letter Agreement and the Purchase Letter Agreement.

The Letter Agreement, pursuant to which the Preferred Shares were exchanged, contains limitations on the payment of dividends on the common stock to no more than 100% of the aggregate per share dividend and distributions for the immediate prior fiscal year (dividends of $0.15 per share were declared and paid in 2010, 2011, and 2012) and on the Company’s ability to repurchase its common stock, and continues to subject the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (EESA), as previously disclosed by the Company.

The most significant difference in terms between the CDCI Preferred Shares and the CPP Preferred Shares is the dividend rate applicable to each. The CPP Preferred Shares entitled the holder to an annual dividend of 5% of the liquidation value of the shares, payable quarterly in arrears; by contrast, the CDCI Preferred Shares entitle the holder to an annual dividend of 2% of the liquidation value of the shares, payable quarterly in arrears. Other differences in terms between the CDCI Preferred Shares and the CPP Preferred Shares, include, without limitation, the restrictions on common stock dividends and on redemption of common stock and other securities exist. The terms of the CDCI Preferred Shares are more fully set forth in the Articles of Amendment creating the CDCI Preferred Shares, which Articles of Amendment were filed with the Mississippi Secretary of State on September 27, 2010.

As a condition to participation in the CDCI, the Company was required to obtain certification as a Community Development Financial Institution (a “CDFI”) from Treasury’s Community Development Financial Fund. On September 28, 2010, the Company was notified that its application for CDFI certification had been approved. In order to become certified and maintain its certification as a CDFI, the Company is required to meet the CDFI eligibility requirements set forth in 12 C.F.R. 1805.201(b).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE T - SUBSEQUENT EVENTS

On January 31, 2013, The First Bancshares, Inc. a Mississippi corporation (“The First”) entered into an Acquisition Agreement (the “Agreement”) with First Baldwin Bancshares, Inc., an Alabama corporation (“Baldwin”). The Agreement provides that, upon the terms and subject to the conditions set forth in the Agreement, The First will acquire all of the outstanding shares (the “Acquisition”) of Baldwin’s wholly-owned subsidiary, First National Bank of Baldwin County, a national banking association (“FNB”). Subject to the terms and conditions of the Agreement, which has been approved by the Boards of Directors of The First and Baldwin, Baldwin intends to file a voluntary bankruptcy petition under Chapter 11 of the Bankruptcy Code in the United States Bankruptcy Court (“Bankruptcy Court”) and seek Bankruptcy Court approval of the Agreement and the Acquisition through a Chapter 11 plan. Upon approval by the Bankruptcy Court and consummation of the Acquisition, all outstanding FNB common stock will be sold to The First for cash consideration not to exceed $3,300,000 (the “Purchase Price”). Each outstanding share of FNB common stock will remain outstanding and be unaffected by the Acquisition.

On March 22, 2013, The First Bancshares, Inc. announced the successful completion of a private placement of Series D Nonvoting Convertible Preferred Stock, $1 par value. The Company raised $20 million in new capital through a private placement of 1,951,220 shares of its Series D Nonvoting Convertible Preferred Stock at a price of $10.25 per share.

PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
PARENT COMPANY FINANCIAL INFORMATION

NOTE U - PARENT COMPANY FINANCIAL INFORMATION

The balance sheets, statements of income and cash flows for The First Bancshares, Inc. (parent company only) follow.

Condensed Balance Sheets

	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$48,525	$6,391
Investment in subsidiary bank	74,851,305	69,263,750
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	599,192	741,012
	$76,277,645	$70,789,776
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Other	82,179	54,495
Stockholders’ equity	65,885,466	60,425,281
	$76,277,645	$70,789,776

Condensed Statements of Income

	Years Ended December 31,
	2012	2011
Income:
Interest and dividends	$6,212	$5,626
Dividend income	980,000	530,000
Other	-	-
	986,212	535,626
Expenses:
Interest on borrowed funds	206,594	187,117
Legal	112,203	820,935
Other	404,447	313,754
	723,244	1,321,806
Income (loss) before income taxes and equity in undistributed income of subsidiary	262,968	(786,180)
Income tax benefit	169,274	691,846
Income (loss) before equity in undistributed income of subsidiary	432,242	(94,334)
Equity in undistributed income of subsidiary	3,616,525	2,965,772

Net income	$4,048,767	$2,871,438

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
Cash flows from operating activities:
Net income	$4,048,767	$2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(3,616,525)	(2,965,772)
Restricted stock expense	263,216	119,320
Other, net	157,883	(542,585)
Net cash provided by (used in) operating activities	853,341	(517,599)

Cash flows from investing activities:
Investment in subsidiary bank	-	(10,500,000)
Net cash used in investing activities	-	(10,500,000)

Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	-
Net cash used in financing activities	(811,207)	(795,443)

Net increase (decrease) in cash and cash equivalents	42,134	(11,813,042)
Cash and cash equivalents at beginning of year	6,391	11,819,433

Cash and cash equivalents at end of year	$48,525	$6,391

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED)

NOTE V - SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED)

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands, except per share amounts)

2012
Total interest income	$6,666	$6,609	$6,459	$6,597
Total interest expense	1,181	1,101	1,028	827
Net interest income	5,485	5,508	5,431	5,770
Provision for loan losses	152	221	371	484
Net interest income after provision for loan losses	5,333	5,287	5,060	5,286
Total non-interest income	1,475	1,510	1,518	1,821
Total non-interest expense	5,522	5,414	5,437	5,791
Income tax expense	315	346	269	148
Net income	971	1,037	872	1,168
Preferred dividends and stock accretion	106	106	106	106
Net income applicable to common stockholders	$865	$931	$766	$1,062
Per common share:
Net income, basic	$.28	$.30	$.25	$.34
Net income, diluted	.28	.30	.24	.34
Cash dividends declared	.0375	.0375	.0375	.0375

2011
Total interest income	$5,733	$5,941	$5,999	$6,802
Total interest expense	1,482	1,430	1,267	1,217
Net interest income	4,251	4,511	4,732	5,585
Provision for loan losses	348	305	230	585
Net interest income after provision for loan losses	3,903	4,206	4,502	5,000
Total non-interest income	915	1,024	1,088	1,570
Total non-interest expense	4,524	4,293	4,479	5,574
Income tax expense	(207)	267	365	42
Net income	501	670	746	954
Preferred dividends and stock accretion	86	85	86	85
Net income applicable to common stockholders	$415	$585	$660	$869
Per common share:
Net income, basic	$.14	$.19	$.22	$.28
Net income, diluted	.14	.19	.21	.28
Cash dividends declared	.0375	.0375	.0375	.0375

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
1.	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

Estimates
2.	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

Cash and Due From Banks
3.	Cash and Due From Banks

Included in cash and due from banks are legal reserve requirements which must be maintained on an average basis in the form of cash and balances due from the Federal Reserve. The reserve balance varies depending upon the types and amounts of deposits. At December 31, 2012, the required reserve balance on deposit with the Federal Reserve Bank was approximately $4,646,000.

Securities
4.	Securities

Investments in securities are accounted for as follows:

Available-for-Sale Securities

Securities classified as available-for-sale are those securities that are intended to be held for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including movements in interest rates, liquidity needs, security risk assessments, changes in the mix of assets and liabilities and other similar factors. These securities are carried at their estimated fair value, and the net unrealized gain or loss is reported net of tax, as a component of accumulated other comprehensive income (loss) in stockholders' equity, until realized. Premiums and discounts are recognized in interest income using the interest method. Gains and losses on the sale of available-for-sale securities are determined using the adjusted cost of the specific security sold.

Securities to be Held-to-Maturity

Securities classified as held-to-maturity are those securities for which there is a positive intent and ability to hold to maturity. These securities are carried at cost adjusted for amortization of premiums and accretion of discounts, computed by the interest method.

Trading Account Securities

Trading account securities are those securities which are held for the purpose of selling them at a profit. There were no trading account securities on hand at December 31, 2012 and 2011.

Other Securities

Other securities are carried at cost and are restricted in marketability. Other securities consist of investments in the Federal Home Loan Bank (FHLB), Federal Reserve Bank and First National Bankers’ Bankshares, Inc. Management reviews for impairment based on the ultimate recoverability of the cost basis.

Other-than-Temporary Impairment

Management evaluates investment securities for other-than-temporary impairment on a quarterly basis. A decline in the fair value of available-for-sale and held-to-maturity securities below cost that is deemed other-than-temporary is charged to earnings for a decline in value deemed to be credit related and a new cost basis for the security is established. The decline in value attributed to non-credit related factors is recognized in other comprehensive income.

Loans held for sale
5.	Loans held for sale

The Bank originates fixed rate single family, residential first mortgage loans on a presold basis. The Bank issues a rate lock commitment to a customer and concurrently “locks in” with a secondary market investor under a best efforts delivery mechanism. Such loans are sold without the servicing retained by the Bank. The terms of the loan are dictated by the secondary investors and are transferred within several weeks of the Bank initially funding the loan. The Bank recognizes certain origination fees and service release fees upon the sale, which are included in other income on loans in the consolidated statements of income. Between the initial funding of the loans by the Bank and the subsequent purchase by the investor, the Bank carries the loans held for sale at the lower of cost or fair value in the aggregate as determined by the outstanding commitments from investors.

Loans
6.	Loans

Loans are carried at the principal amount outstanding, net of the allowance for loan losses. Interest income on loans is recognized based on the principal balance outstanding and the stated rate of the loan. Loan origination fees and certain direct origination costs are deferred and recognized as an adjustment of the related loan yield using the interest method.

A loan is considered impaired, in accordance with the impairment accounting guidance Accounting Standards Codification (ASC) Section 310-10-35, Receivables, Subsequent Measurement, when—based upon current events and information—it is probable that the scheduled payments of principal and interest will not be collected in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral values, and the probability of collecting scheduled payments of principal and interest when due. Generally, impairment is measured on a loan by loan basis using the fair value of the supporting collateral.

Loans are generally placed on a nonaccrual status when principal or interest is past due ninety days or when specifically determined to be impaired. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. If collectibility is in doubt, cash receipts on nonaccrual loans are used to reduce principal rather than recorded in interest income. Past due status is determined based upon contractual terms.

Allowance for Loan Losses
7.	Allowance for Loan Losses

For financial reporting purposes, the provision for loan losses charged to operations is based upon management's estimations of the amount necessary to maintain the allowance at an adequate level. Allowances for any impaired loans are generally determined based on collateral values. Loans are charged against the allowance for loan losses when management believes the collectibility of the principal is unlikely.

Management evaluates the adequacy of the allowance for loan losses on a regular basis. These evaluations are based upon a periodic review of the collectibility considering historical experience, the nature and value of the loan portfolio, underlying collateral values, internal and independent loan reviews, and prevailing economic conditions. In addition, the OCC, as a part of the regulatory examination process, reviews the loan portfolio and the allowance for loan losses and may require changes in the allowance based upon information available at the time of the examination. The allowance consists of two components: allocated and unallocated. The components represent an estimation done pursuant to either ASC Topic 450, Contingencies, or ASC Subtopic 310-10, Receivables. The allocated component of the allowance reflects expected losses resulting from an analysis developed through specific credit allocations for individual loans, including any impaired loans, and historical loan loss history. The analysis is performed quarterly and loss factors are updated regularly.

The unallocated portion of the allowance reflects management’s estimate of probable inherent but undetected losses within the portfolio due to uncertainties in economic conditions, changes in collateral values, unfavorable information about a borrower’s financial condition, and other risk factors that have not yet manifested themselves. In addition, the unallocated allowance includes a component that explicitly accounts for the inherent imprecision in the loan loss analysis.

Premises and Equipment
8.	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. The depreciation policy is to provide for depreciation over the estimated useful lives of the assets using the straight-line method. Repairs and maintenance expenditures are charged to operating expenses; major expenditures for renewals and betterments are capitalized and depreciated over their estimated useful lives. Upon retirement, sale, or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and any gains or losses are included in operations.

Other Real Estate
9.	Other Real Estate

Other real estate, carried in other assets in the consolidated balance sheets, consists of properties acquired through foreclosure and, as held for sale property, is recorded at the lower of the outstanding loan balance or current appraisal less estimated costs to sell. Any write-down to fair value required at the time of foreclosure is charged to the allowance for loan losses. Subsequent gains or losses on other real estate are reported in other operating income or expenses. At December 31, 2012 and 2011, other real estate totaled $6,782,422 and $4,353,203, respectively.

Goodwill and Other Intangible Assets
10.	Goodwill and Other Intangible Assets

Goodwill totaled $9,362,000 for the years ended December 31, 2012 and 2011.

Goodwill totaling $8,660,000 acquired during the year ended December 31, 2011 was a result of the branch acquisitions from Whitney National Bank and Hancock Bank of Louisiana. Footnote C to these consolidated financial statements provides additional information on the acquisition during 2011.

The Company performed the required annual impairment tests of goodwill as of December 1, 2012. The Company’s annual impairment test did not indicate impairment as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

The Company’s purchase accounting intangible, assets which are subject to amortization, include core deposit intangibles, amortized on a straight-line basis, over a 10 year average life. The definite-lived intangible assets had the following carrying values at December 31, 2012 and 2011.

	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$3,095	$(743)	$2,352	$3,095	$(434)	$2,661

During 2011, the Company recorded $2,402,000 in core deposit intangible assets related to the deposits acquired in the Whitney acquisition.

The related amortization expense of business combination related intangible assets is a follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2011	$140
2012	309

Estimated amortization expense for the year ending December 31:

2013	$309
2014	309
2015	309
2016	292
2017	240
Thereafter	893
$2,352

Other Assets and Cash Surrender Value
11.	Other Assets and Cash Surrender Value

Financing costs related to the issuance of junior subordinated debentures are being amortized over the life of the instruments and are included in other assets. The Company invests in bank owned life insurance (BOLI). BOLI involves the purchasing of life insurance by the Company on a chosen group of employees. The Company is the owner of the policies and, accordingly, the cash surrender value of the policies is reported as an asset, and increases in cash surrender values are reported as income.

Stock Options
12.	Stock Options

The Company accounts for stock based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. Compensation cost is recognized for all stock options granted based on the weighted average fair value stock price at the grant date.

Income Taxes
13.	Income Taxes

Income taxes are provided for the tax effects of the transactions reported in the financial statements and consist of taxes currently payable plus deferred taxes related primarily to differences between the bases of assets and liabilities as measured by income tax laws and their bases as reported in the financial statements. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.

The Company and its subsidiary file consolidated income tax returns. The subsidiary provides for income taxes on a separate return basis and remits to the Company amounts determined to be payable.

ASC Topic 740, Income Taxes, provides guidance on financial statement recognition and measurement of tax positions taken, or expected to be taken, in tax returns. ASC Topic 740 requires an evaluation of tax positions to determine if the tax positions will more likely than not be sustainable upon examination by the appropriate taxing authority. The Company at December 31, 2012 and 2011, had no uncertain tax positions that qualify for either recognition or disclosure in the financial statements.

Advertising Costs
14.	Advertising Costs

Advertising costs are expensed in the period in which they are incurred. Advertising expense for the years ended December 31, 2012 and 2011, was $278,330 and $307,514, respectively.

Statements of Cash Flows
15.	Statements of Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash, amounts due from banks, interest-bearing deposits with banks and federal funds sold. Generally, federal funds are sold for a one to seven day period.

Off-Balance Sheet Financial Instruments
16.	Off-Balance Sheet Financial Instruments

In the ordinary course of business, the subsidiary bank enters into off-balance sheet financial instruments consisting of commitments to extend credit, credit card lines and standby letters of credit. Such financial instruments are recorded in the financial statements when they are exercised.

Earnings Applicable to Common Stockholders
17.	Earnings Applicable to Common Stockholders

Per share amounts are presented in accordance with ASC Topic 260, Earnings Per Share. Under ASC Topic 260, two per share amounts are considered and presented, if applicable. Basic per share data is calculated based on the weighted-average number of common shares outstanding during the reporting period. Diluted per share data includes any dilution from potential common stock, such as outstanding stock options.

The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
Basic per common share	$3,624,339	3,101,411	$1.17	$2,528,978	3,063,251	$.83

Effect of dilutive shares:
Restricted Stock		23,856			10,438
	$3,624,339	3,125,267	$1.16	$2,528,978	3,073,689	$.82

The diluted per share amounts were computed by applying the treasury stock method.

Reclassifications
18.	Reclassifications

Certain reclassifications have been made to the 2011 financial statements to conform with the classi-fications used in 2012. These reclassifications did not impact the Company's consolidated financial condition or results of operations.

Accounting Pronouncements
19.	Accounting Pronouncements

The Company has adopted ASU No. 2011-05, “Presentation of Comprehensive Income.” This guidance (ASC Topic 220, Comprehensive Income) revises the manner in which entities present comprehensive income in their financial statements. It requires entities to report components in either a continuous statement of comprehensive income or in two separate but consecutive statements. The Company chose the latter presentation. The items that must be reported in other comprehensive income did not change.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” The ASU amends ASC Topic 210 by requiring additional improved information to be disclosed regarding financial instruments and derivative instruments that are offset in accordance with the conditions under ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The amendment is effective for annual and interim reporting periods beginning on or after January 1, 2013. The disclosures required by the amendments should be applied retrospectively for all comparative periods presented. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The ASU clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2011-11. Only derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the Codification or subject to a master netting arrangement or similar agreement are applicable. The Company does not believe the amendments will have a material impact on the financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” This revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. These amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U. S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U. S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U. S. GAAP that provide additional details about these amounts. ASU 2013-02 is effective for interim and annual periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset

The definite-lived intangible assets had the following carrying values at December 31, 2012 and 2011.

	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$3,095	$(743)	$2,352	$3,095	$(434)	$2,661

Amortization Expense of Purchase Accounting Intangible Assets

The related amortization expense of business combination related intangible assets is a follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2011	$140
2012	309

Estimated amortization expense for the year ending December 31:

2013	$309
2014	309
2015	309
2016	292
2017	240
Thereafter	893
$2,352

Reconciliation of Numerators and Denominators of Basic and Diluted Computations Applicable to Common Stockholders

The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
Basic per common share	$3,624,339	3,101,411	$1.17	$2,528,978	3,063,251	$.83

Effect of dilutive shares:
Restricted Stock		23,856			10,438
	$3,624,339	3,125,267	$1.16	$2,528,978	3,073,689	$.82

BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
Amounts of Acquired Identifiable Assets and Liabilities

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price
Cash	$9,100
Total purchase price	9,100
Identifiable assets:
Cash	125,243
Loans, leases and interest receivable	46,118
Core deposit intangible	2,402
Personal and real property	7,481
Other assets	95
Total assets	181,339
Liabilities and equity:
Deposits and interest payable	179,196
Other liabilities	1,703
Total liabilities	180,899
Net assets acquired	$440
Goodwill resulting from acquisition	$8,660

Outstanding Principal Balance and Carrying Amount of Loans Included in Consolidated Balance Sheet

The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2012 were as follows (dollars in thousands):

Outstanding principal balance	$19,145
Carrying amount	18,853

SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-to-Maturity Securities

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012 and 2011, follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$36,148,002	$231,810	$20,735	$36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions	95,113,063	3,823,242	26,121	98,910,184
Mortgage-backed securities	60,384,181	1,596,672	14,364	61,966,489
Corporate obligations	17,640,092	298,471	1,751,814	16,186,749
Other	1,255,483	-	285,300	970,183
	$210,540,821	$5,950,195	$2,098,334	$214,392,682
Held-to-maturity securities:
Mortgage-backed securities	$2,470,103	$84,796	$-	$2,554,899
Taxable obligations of states and municipal subdivisions	6,000,000	-	1,499,400	4,500,600
	$8,470,103	$84,796	$1,499,400	$7,055,499

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$43,474,933	$216,229	$17,712	$43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions	91,756,084	2,738,898	236,951	94,258,031
Mortgage-backed securities	58,534,125	959,018	163,596	59,329,547
Corporate obligations	16,678,672	26,618	2,412,076	14,293,214
Other	1,255,483	-	281,340	974,143
	$211,699,297	$3,940,763	$3,111,675	$212,528,385
Held-to-maturity securities:
Mortgage-backed securities
Taxable obligations of states and municipal subdivisions	$2,278	$121	$-	$2,399
	6,000,000	-	-	6,000,000
	$6,002,278	$121	$-	$6,002,399

Maturities of Securities

The scheduled maturities of securities at December 31, 2012, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$17,393,747	$17,476,162	$-	$-
Due after one year through five years	72,776,427	73,249,911	-	-
Due after five years through ten years	36,660,487	38,374,331	-	-
Due after ten years	23,325,979	23,325,789	6,000,000	4,500,600
Mortgage-backed securities	60,384,181	61,966,489	2,470,103	2,554,899
	$210,540,821	$214,392,682	$8,470,103	$7,055,499

Securities Classified as Available-for-Sale with Unrealized Losses

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2012 and 2011, were as follows:

	2012
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$5,063,924	$20,735	$-	$-	$5,063,924	$20,735
Tax-exempt and tax- able obligations of states and municipal subdivisions	4,556,699	26,000	254,605	121	4,811,304	26,121
Mortgage-backed securities	-	-	236,886	14,364	236,886	14,364
Corporate obligations	978,600	1,764	2,668,168	1,750,050	3,646,768	1,751,814
Other	-	-	970,183	285,300	970,183	285,300
	$10,599,223	$48,499	$4,129,842	$2,049,835	$14,729,065	$2,098,334

	2011
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$9,142,470	$17,712	$-	$-	$9,142,470	$17,712
Tax-exempt and tax- able obligations of states and municipal subdivisions	6,451,142	183,678	598,851	53,273	7,049,993	236,951
Mortgage-backed securities	16,208,868	94,240	236,425	69,356	16,445,293	163,596
Corporate obligations	9,099,728	240,686	2,749,114	2,171,390	11,848,842	2,412,076
Other	-	-	974,143	281,340	974,143	281,340
	$40,902,208	$536,316	$4,558,533	$2,575,359	$45,460,741	$3,111,675

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
Composition of Loan Portfolio

The following table shows the composition of the loan portfolio by category:

	December 31, 2012		December 31, 2011
	Amount	Percent of Total	Amount	Percent of Total
	(Dollars in thousands)

Mortgage loans held for sale	$5,585	1.4%	$2,906	0.7%
Commercial, financial and agricultural	53,234	12.9	48,385	12.5
Real Estate:
Mortgage-commercial	142,046	34.3	138,943	35.8
Mortgage-residential	140,703	34.0	117,692	30.3
Construction	57,529	13.9	63,357	16.3
Consumer and other	14,600	3.5	16,645	4.4
Total loans	413,697	100%	387,928	100%
Allowance for loan losses	(4,727)		(4,511)
Net loans	$408,970		$383,417

Activity in Allowance for Loan Losses

Activity in the allowance for loan losses for December31,2012and2011is as follows:

(In thousands)

	2012	2011

Balance at beginning of period	$4,511	$4,617
Loans charged-off:
Real Estate	(821)	(1,569)
Installment and Other	(203)	(97)
Commercial, Financial and Agriculture	(166)	(321)
Total	(1,190)	(1,987)
Recoveries on loans previously charged-off:
Real Estate	83	311
Installment and Other	70	73
Commercial, Financial and Agriculture	25	29
Total	178	413
Net Charge-offs	(1,012)	(1,574)
Provision for Loan Losses	1,228	1,468
Balance at end of period	$4,727	$4,511

Allocation of Allowance for Loan Losses

The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2012 and December 31, 2011.

Allocation of the Allowance for Loan Losses

	December 31, 2012
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$420	13.3%
Commercial Real Estate	3,338	63.7
Consumer Real Estate	810	19.0
Consumer	151	4.0
Unallocated	8	-
Total	$4,727	100%

	December 31, 2011
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$397	16.3%
Commercial Real Estate	3,356	63.8
Consumer Real Estate	680	15.7
Consumer	78	4.2
Unallocated	-	-
Total	$4,511	100%

Impaired Loans

This table excludes performing troubled debt restructurings.

	December 31,	December 31,
	2012	2011
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$1,445	$2,791
Impaired loans with a valuation allowance	2,144	2,334
Total impaired loans	$3,589	$5,125
Allowance for loan losses on impaired loans at period End	936	738
Total nonaccrual loans	3,401	5,125

Past due 90 days or more and still accruing	158	496
Average investment in impaired loans	2,979	4,185

Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2012 and December 31, 2011:

	2012	2011

Average of individually impaired loans during period	$2,979	$4,827
Interest income recognized during Impairment	-	-
Cash-basis interest income Recognized	50	287

Loans and Allowance for Loan Losses Evaluated Individually and Collectively

The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2012

		Installment	Commercial,
	Real Estate	and Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,111	$55	$221	$4,387
Collectively evaluated	333,298	16,401	54,025	403,724
Total	$337,409	$16,456	$54,246	$408,111

Allowance for Loan Losses
Individually evaluated	$917	$110	$76	$1,103
Collectively evaluated	3,231	49	344	3,624
Total	$4,148	$159	$420	$4,727

December 31, 2011

		Installment	Commercial,
	Real Estate	And Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,841	$38	$246	$5,125
Collectively evaluated	301,271	16,107	62,519	379,897
Total	$306,112	$16,145	$62,765	$385,022

Allowance for Loan Losses
Individually evaluated	$662	$13	$63	$738
Collectively evaluated	3,375	64	334	3,773
Total	$4,037	$77	$397	$4,511

Additional Detail of Troubled Debt Restructurings
The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2012

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$15	$15	$-	$46	$-
Commercial real estate	1,013	1,529	-	1,004	39
Consumer real estate	106	969	-	168	8
Consumer installment	311	311	-	156	1
Total	$1,445	$2,824	$-	$1,374	$48

Impaired loans with a related allowance:
Commercial installment	$203	$203	$73	$173	$8
Commercial real estate	1,549	1,549	747	1,546	38
Consumer real estate	44	44	44	72	4
Consumer installment	348	348	72	197	2
Total	$2,144	$2,144	$936	$1,988	$52

Total Impaired Loans:
Commercial installment	$218	$218	$73	$219	$8
Commercial real estate	2,562	3,078	747	2,550	77
Consumer real estate	150	1,013	44	240	12
Consumer installment	659	659	72	353	3
Total Impaired Loans	$3,589	$4,968	$936	$3,362	$100

December 31, 2011

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$121	$121	$-	$69	$5
Commercial real estate	2,420	2,420	-	1,457	85
Consumer real estate	241	241	-	288	3
Consumer installment	9	9	-	11	-
Total	$2,791	$2,791	$-	$1,825	$93

Impaired loans with a related allowance:
Commercial installment	$125	$125	$63	$128	$-
Commercial real estate	1,533	1,533	574	1,463	23
Consumer real estate	647	647	88	740	12
Consumer installment	29	29	13	29	6
Total	$2,334	$2,334	$738	$2,360	$41

Total Impaired Loans:
Commercial installment	$246	$246	$63	$197	$5
Commercial real estate	3,953	3,953	571	2,920	108
Consumer real estate	888	888	91	1,028	15
Consumer installment	38	38	13	40	6
Total Impaired Loans	$5,125	$5,125	$738	$4,185	$134

Troubled Debt Restructurings

The following tables provide additional detail of troubled debt restructurings at December 31, 2012.

	Outstanding Recorded	Outstanding Recorded		Interest
	Investment Pre-Modification	Investment Post-Modification	Number of Loans	Income Recognized
(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	107	104	1	8
Consumer real estate	-	-	-	-
Consumer installment	-	-	-	-
Total	$107	$104	1	$8

Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2012
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$990	$-	$1,667	$2,657	$57,529
Real Estate-mortgage	3,045	147	986	4,178	140,702
Real Estate-non farm nonresidential	389	-	608	997	142,046
Commercial	88	-	135	223	53,234
Consumer	132	11	5	148	14,600
Total	$4,644	$158	$3,401	$8,203	$408,111

	December 31, 2011
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$70	$22	$945	$1,037	$63,357
Real Estate-mortgage	2,189	311	984	3,484	117,692
Real Estate-non farm nonresidential	1,662	144	2,877	4,683	138,943
Commercial	138	19	246	403	48,385
Consumer	214	-	73	287	16,645
Total	$4,273	$496	$5,125	$9,894	$385,022

Risk Category of Loans by Class of Loans

As of December 31, 2012 and December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)
December 31, 2012

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$241,926	$76,206	$16,426	$53,880	$388,438
Special Mention	5,653	144	17	-	5,814
Substandard	12,606	1,059	15	320	14,000
Doubtful	-	-	-	60	60
Subtotal	260,185	77,409	16,458	54,260	408,312
Less:
Unearned Discount	91	94	2	14	201

Loans, net of unearned discount	$260,094	$77,315	$16,456	$54,246	$408,111

December 31, 2011

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$223,692	$57,835	$16,004	$60,741	$358,272
Special Mention	5,169	71	45	3	5,288
Substandard	16,815	2,553	99	1,846	21,313
Doubtful	-	104	-	175	279
Subtotal	245,676	60,563	16,148	62,765	385,152
Less:
Unearned Discount	94	34	-	2	130

Loans, net of unearned discount	$245,582	$60,529	$16,148	$62,763	$385,022

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2012	2011

Premises:
Land	$7,226,252	$7,226,252
Buildings and improvements	15,697,160	15,729,044
Equipment	6,954,110	6,344,642
Construction in progress	11,473	227,414
	29,888,995	29,527,352
Less accumulated depreciation and amortization	7,646,157	6,536,911
	$22,242,838	$22,990,441

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule Of Maturities Of Time Deposits

At December 31, 2012, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2013	$103,507
2014	24,349
2015	16,375
2016	6,368
2017	10,326
Thereafter	11
$160,936

BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt	Borrowed funds consisted of the following:
	December 31,
	2012	2011

Reverse Repurchase Agreement	$5,000,000	$15,000,000
FHLB advances	31,770,773	12,031,831
	$36,770,773	$27,031,831

Future Annual Principal Repayments Of Federal Home Loan Bank Advances

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2012, were as follows:

Year	Amount

2013	$21,770,773
2014	4,000,000
2015	3,000,000
2016	-
2017	-
2018	-
2019	3,000,000
$31,770,773

LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases and Capital Leases

Minimum future lease payments for the operating and capital leases at December 31, 2012 were as follows:

	Operating
	Leases	Capital Lease
	(In thousands)

2013	$118	$166
2014	122	166
2015	96	166
2016	96	168
2017	77	191
Thereafter	355	745

Total Minimum Lease Payments	$864	1,602

Less: Amounts representing interest		(187)

Present value of minimum lease payments		$1,415

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule Of Capital Required To Be Well Capitalized Under Banking Regulations

The actual capital amounts and ratios at December 31, 2012 and 2011, are presented in the following table.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2012
Total risk-based	$66,080	13.8%	$65,046	13.6%
Tier I risk-based	61,353	12.8%	60,319	12.7%
Tier I leverage	61,353	8.6%	60,319	8.4%

December 31, 2011
Total risk-based	$62,071	13.6%	$60,910	13.3%
Tier I risk-based	57,560	12.6%	56,399	12.4%
Tier I leverage	57,560	8.5%	56,399	8.3%

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The minimum amounts of capital and ratios as established by banking regulators at December 31, 2012 and 2011, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2012
Total risk-based	$38,271	8.0%	$38,161	8.0%
Tier I risk-based	19,135	4.0%	19,080	4.0%
Tier I leverage	28,712	4.0%	28,661	4.0%

December 31, 2011
Total risk-based	$36,649	8.0%	$36,527	8.0%
Tier I risk-based	18,324	4.0%	18,264	4.0%
Tier I leverage	27,164	4.0%	27,103	4.0%

COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income Reported in Consolidated Statements of Income

The disclosure of the reclassification amounts is as follows:

	Years Ended December 31,
	2012	2011
Unrealized holdings gains (losses) on available-for- sale securities and loans held for sale	$2,986,411	$1,720,875
Reclassification adjustment for net losses realized in income	-	4,596
Net unrealized gains (losses)	2,986,411	1,725,471
Tax effect	(1,015,380)	(586,660)
Net unrealized gains (losses), net of tax	$1,971,031	$1,138,811

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense are as follows:

	Years Ended December 31,
	2012	2011
Current:
Federal	$1,000,418	$255,955
State	213,309	47,199
Deferred (benefit)	(136,348)	163,746
	$1,077,379	$466,900

Schedule of Effective Income Tax Rate Reconciliation

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2012		2011
	Amount	%	Amount	%

Income taxes at statutory rate	$1,742,890	34%	$1,135,035	34%
Tax-exempt income	(745,595)	(15)%	(559,078)	(17)%
Nondeductible expenses	233,006	5%	92,339	3%
State income tax, net of federal tax effect	92,156	2%	52,788	2%
Tax credits	(295,800)	(6)%	(12,325)	-
Other, net	50,722	1%	(241,859)	(8)%
	$1,077,379	21%	$466,900	14%

Schedule of Deferred Tax Assets and Liabilities

The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,489,546	$1,330,959
Net operating loss carryover	652,061	729,798
Other	870,831	603,039
	3,012,438	2,663,796
Deferred tax liabilities:
Securities	(89,426)	(97,744)
Premises and equipment	(986,689)	(927,939)
Unrealized gain on available-for-sale securities	(1,309,633)	(281,889)
Core deposit intangible	(58,358)	(114,072)
Goodwill	(281,036)	(63,460)

	(2,725,142)	(1,485,104)

Net deferred tax asset, included in other assets	$287,296	$1,178,692

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

The activity in loans to current directors, executive officers, and their affiliates during the year ended December 31, 2012, is summarized as follows (in thousands):

Loans outstanding at beginning of year	$12,955
New loans	702
Repayments	(3,974)
Loans outstanding at end of year	$9,683

FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Assets Measured on Recurring Basis

The following table presents the Company’s available-for-sale securities that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fell as of December 31, 2012 and December 31, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2012

Obligations of U.S. Government agencies	$36,359	$-	$36,359	$-
Municipal securities	98,910	-	98,910	-
Mortgage-backed securities	61,967	-	61,967	-
Corporate obligations	16,187	-	13,519	2,668
Other	970	970	-	-
Total	$214,393	$970	$210,755	$2,668

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2011

Obligations of U.S. Government agencies	$43,673	$-	$43,673	$-
Municipal securities	94,258	-	94,258	-
Mortgage-backed securities	59,330	-	59,330	-
Corporate obligations	14,293	-	12,041	2,252
Other	974	974	-	-
Total	$212,528	$974	$209,302	$2,252

Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information

The following is a reconciliation of activity for assets measured at fair value based on significant unobservable (non-market) information.

(In thousands)	Bank-Issued Trust Preferred Securities

Balance, December 31, 2011	$2,252
Transfers into Level 3	-
Transfers out of Level 3	-
Unrealized income included in comprehensive income	416
Balance, December 31, 2012	$2,668

Fair Value Assets Measured on Nonrecurring Basis

The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2012 and December 31, 2011 (in thousands).

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2012

Impaired loans	$3,589	$-	$3,589	$-
Other real estate owned	6,782	-	6,782	-

December 31, 2011

Impaired loans	$5,125	$-	$5,125	$-
Other real estate owned	4,353	-	4,353	-

Financial Instruments with No Distinguishable Fair Value

Management has determined that these instruments do not have a distinguishable fair value and no fair value has been assigned.

	As of December 31, 2012		As of December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial Instruments:
Assets:
Cash and cash equivalents	$30,877	$30,877	$23,181	$23,181
Securities available-for-sale	214,393	214,393	212,528	212,528
Securities held-to-maturity	8,470	7,055	6,002	6,002
Other securities	3,438	3,438	2,645	2,645
Loans, net	408,970	422,029	383,418	396,905

Liabilities:
Noninterest-bearing deposits	$109,625	$109,625	$107,129	$107,129
Interest-bearing deposits	487,002	487,599	466,265	467,198
Subordinated debentures	10,310	10,310	10,310	10,310
FHLB and other borrowings	36,771	36,771	27,032	27,032

PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Financial Statements

Condensed Balance Sheets

	December 31,
	2012	2011
Assets:
Cash and cash equivalents	$48,525	$6,391
Investment in subsidiary bank	74,851,305	69,263,750
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	599,192	741,012
	$76,277,645	$70,789,776
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Other	82,179	54,495
Stockholders’ equity	65,885,466	60,425,281
	$76,277,645	$70,789,776

Schedule of Condensed Income Statement

Condensed Statements of Income

	Years Ended December 31,
	2012	2011
Income:
Interest and dividends	$6,212	$5,626
Dividend income	980,000	530,000
Other	-	-
	986,212	535,626
Expenses:
Interest on borrowed funds	206,594	187,117
Legal	112,203	820,935
Other	404,447	313,754
	723,244	1,321,806
Income (loss) before income taxes and equity in undistributed income of subsidiary	262,968	(786,180)
Income tax benefit	169,274	691,846
Income (loss) before equity in undistributed income of subsidiary	432,242	(94,334)
Equity in undistributed income of subsidiary	3,616,525	2,965,772

Net income	$4,048,767	$2,871,438

Schedule of Condensed Cash Flow Statement

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
Cash flows from operating activities:
Net income	$4,048,767	$2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(3,616,525)	(2,965,772)
Restricted stock expense	263,216	119,320
Other, net	157,883	(542,585)
Net cash provided by (used in) operating activities	853,341	(517,599)

Cash flows from investing activities:
Investment in subsidiary bank	-	(10,500,000)
Net cash used in investing activities	-	(10,500,000)

Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	-
Net cash used in financing activities	(811,207)	(795,443)

Net increase (decrease) in cash and cash equivalents	42,134	(11,813,042)
Cash and cash equivalents at beginning of year	6,391	11,819,433

Cash and cash equivalents at end of year	$48,525	$6,391

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands, except per share amounts)

2012
Total interest income	$6,666	$6,609	$6,459	$6,597
Total interest expense	1,181	1,101	1,028	827
Net interest income	5,485	5,508	5,431	5,770
Provision for loan losses	152	221	371	484
Net interest income after provision for loan losses	5,333	5,287	5,060	5,286
Total non-interest income	1,475	1,510	1,518	1,821
Total non-interest expense	5,522	5,414	5,437	5,791
Income tax expense	315	346	269	148
Net income	971	1,037	872	1,168
Preferred dividends and stock accretion	106	106	106	106
Net income applicable to common stockholders	$865	$931	$766	$1,062
Per common share:
Net income, basic	$.28	$.30	$.25	$.34
Net income, diluted	.28	.30	.24	.34
Cash dividends declared	.0375	.0375	.0375	.0375

2011
Total interest income	$5,733	$5,941	$5,999	$6,802
Total interest expense	1,482	1,430	1,267	1,217
Net interest income	4,251	4,511	4,732	5,585
Provision for loan losses	348	305	230	585
Net interest income after provision for loan losses	3,903	4,206	4,502	5,000
Total non-interest income	915	1,024	1,088	1,570
Total non-interest expense	4,524	4,293	4,479	5,574
Income tax expense	(207)	267	365	42
Net income	501	670	746	954
Preferred dividends and stock accretion	86	85	86	85
Net income applicable to common stockholders	$415	$585	$660	$869
Per common share:
Net income, basic	$.14	$.19	$.22	$.28
Net income, diluted	.14	.19	.21	.28
Cash dividends declared	.0375	.0375	.0375	.0375

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Federal reserve bank required reserve	$ 4,646,000
Other real estate owned	6,782,422	4,353,203
Useful life of intangible assets	10 years
Net Carrying Amount, Core deposits	2,352,000	2,402,000
Advertising expense	278,330	307,514
Goodwill	9,362,498	9,362,498
Goodwill acquired during the year		$ 8,660,000

Definite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount, Core deposits	$ 2,352	$ 2,402
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Core deposits	3,095	3,095
Accumulated Amortization, Core deposits	(743)	(434)
Net Carrying Amount, Core deposits	$ 2,352	$ 2,661

Related Amortization Expense of Purchase Accounting Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate amortization expense for the year ended December 31:
Amortization	$ 309	$ 140
Estimated amortization expense for the year ending December 31:
2013	309
2014	309
2015	309
2016	292
2017	240
Thereafter	893
Net Carrying Amount, Core deposits	$ 2,352	$ 2,402

Reconciliation of Numerators and Denominators of Basic and Diluted Computations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Basic [Line Items]
Net income available to common stock holders, basic	$ 1,062,000	$ 766,000	$ 931,000	$ 865,000	$ 869,000	$ 660,000	$ 585,000	$ 415,000	$ 3,624,339	$ 2,528,978
Net income available to common stock holders, diluted									$ 3,624,339	$ 2,528,978
Weighted average number of shares outstanding, basic									3,101,411	3,063,251
Effect of dilutive shares:
Restricted stock									23,856	10,438
Weighted average number of shares outstanding, diluted									3,125,267	3,073,689
Basic									$ 1.17	$ 0.83
Diluted									$ 1.16	$ 0.82

Business Combination - Additional Information (Detail) (USD $)	0 Months Ended
	Sep. 16, 2011	Dec. 31, 2012
Business Acquisition [Line Items]
Loans acquired	$ 46,800,000
Assumed deposit liabilities	179,300,000	179,196,000
Goodwill resulting from acquisition	8,700,000	8,660,000
Identifiable assets core deposit intangible	2,400,000	2,402,000
Core deposit intangible, weighted average useful life	10 years
Fair value discount on loan acquired	700,000
Non-credit quality portion
Business Acquisition [Line Items]
Fair value discount on loan acquired	100,000
Credit quality portion
Business Acquisition [Line Items]
Fair value discount on loan acquired	$ 600,000
Mississippi Gulf Coast branches
Business Acquisition [Line Items]
Number of branches acquired	7
Bogalusa, Louisiana
Business Acquisition [Line Items]
Number of branches acquired	1

Amounts of Acquired Identifiable Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 16, 2011
Purchase price
Cash	$ 9,100
Total purchase price	9,100
Identifiable assets:
Cash	125,243
Loans, leases and interest receivable	46,118
Core deposit intangible	2,402	2,400
Personal and real property	7,481
Other assets	95
Total assets	181,339
Liabilities and equity:
Deposits and interest payable	179,196	179,300
Other liabilities	1,703
Total liabilities	180,899
Net assets acquired	440
Goodwill resulting from acquisition	$ 8,660	$ 8,700

Outstanding Principal Balance and Carrying Amount of Loans Included in Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Outstanding principal balance	$ 408,312	$ 385,152
Business acquisition
Business Acquisition [Line Items]
Outstanding principal balance	19,145
Carrying amount	$ 18,853

Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-To-Maturity Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	$ 210,540,821	$ 211,699,297
Available-for-Sale, Gross Unrealized Gains	5,950,195	3,940,763
Available-for-Sale, Gross Unrealized Losses	2,098,334	3,111,675
Available-for-sale securities, Estimated Fair Value	214,392,682	212,528,385
Held-to-Maturity, Amortized Cost	8,470,103	6,002,278
Held-to-Maturity, Gross Unrealized Gains	84,796	121
Held-to-Maturity, Gross Unrealized Losses	1,499,400	0
Held-to-Maturity, Estimated Fair Value	7,055,499	6,002,399
Obligations of U.S. Government Agencies
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	36,148,002	43,474,933
Available-for-Sale, Gross Unrealized Gains	231,810	216,229
Available-for-Sale, Gross Unrealized Losses	20,735	17,712
Available-for-sale securities, Estimated Fair Value	36,359,077	43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	95,113,063	91,756,084
Available-for-Sale, Gross Unrealized Gains	3,823,242	2,738,898
Available-for-Sale, Gross Unrealized Losses	26,121	236,951
Available-for-sale securities, Estimated Fair Value	98,910,184	94,258,031
Held-to-Maturity, Amortized Cost	6,000,000	6,000,000
Held-to-Maturity, Gross Unrealized Gains	0	0
Held-to-Maturity, Gross Unrealized Losses	1,499,400	0
Held-to-Maturity, Estimated Fair Value	4,500,600	6,000,000
Mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	60,384,181	58,534,125
Available-for-Sale, Gross Unrealized Gains	1,596,672	959,018
Available-for-Sale, Gross Unrealized Losses	14,364	163,596
Available-for-sale securities, Estimated Fair Value	61,966,489	59,329,547
Held-to-Maturity, Amortized Cost	2,470,103	2,278
Held-to-Maturity, Gross Unrealized Gains	84,796	121
Held-to-Maturity, Gross Unrealized Losses	0	0
Held-to-Maturity, Estimated Fair Value	2,554,899	2,399
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	17,640,092	16,678,672
Available-for-Sale, Gross Unrealized Gains	298,471	26,618
Available-for-Sale, Gross Unrealized Losses	1,751,814	2,412,076
Available-for-sale securities, Estimated Fair Value	16,186,749	14,293,214
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	1,255,483	1,255,483
Available-for-Sale, Gross Unrealized Gains	0	0
Available-for-Sale, Gross Unrealized Losses	285,300	281,340
Available-for-sale securities, Estimated Fair Value	$ 970,183	$ 974,143

Maturities of Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-Sale, Amortized Cost
Due less than one year	$ 17,393,747
Due after one year through five years	72,776,427
Due after five years through ten years	36,660,487
Due after ten years	23,325,979
Mortgage-backed securities	60,384,181
Total	210,540,821	211,699,297
Available-for-sale, Fair Value
Due less than one year	17,476,162
Due after one year through five years	73,249,911
Due after five years through ten years	38,374,331
Due after ten years	23,325,789
Mortgage-backed securities	61,966,489
Available-for-sale Securities, Approximate Fair Value	214,392,682
Held-to-maturity, Amortized Cost
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	6,000,000
Mortgage-backed securities	2,470,103
Total	8,470,103	6,002,278
Held-to-maturity, Fair Value
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	4,500,600
Mortgage-backed securities	2,554,899
Held-to-maturity Securities, Approximate Fair Value	$ 7,055,499

Securities Classified as Available-for-Sale with Unrealized Losses (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	$ 10,599,223	$ 40,902,208
Fair Value, Losses 12 Months or More	4,129,842	4,558,533
Fair Value, Total	14,729,065	45,460,741
Gross Unrealized Losses, Losses less than 12 Months	48,499	536,316
Gross Unrealized Losses, Losses 12 Months or More	2,049,835	2,575,359
Gross Unrealized Losses, Total	2,098,334	3,111,675
U S Government Sponsored Enterprises Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	5,063,924	9,142,470
Fair Value, Losses 12 Months or More	0	0
Fair Value, Total	5,063,924	9,142,470
Gross Unrealized Losses, Losses less than 12 Months	20,735	17,712
Gross Unrealized Losses, Losses 12 Months or More	0	0
Gross Unrealized Losses, Total	20,735	17,712
U S States And Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	4,556,699	6,451,142
Fair Value, Losses 12 Months or More	254,605	598,851
Fair Value, Total	4,811,304	7,049,993
Gross Unrealized Losses, Losses less than 12 Months	26,000	183,678
Gross Unrealized Losses, Losses 12 Months or More	121	53,273
Gross Unrealized Losses, Total	26,121	236,951
Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	16,208,868
Fair Value, Losses 12 Months or More	236,886	236,425
Fair Value, Total	236,886	16,445,293
Gross Unrealized Losses, Losses less than 12 Months	0	94,240
Gross Unrealized Losses, Losses 12 Months or More	14,364	69,356
Gross Unrealized Losses, Total	14,364	163,596
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	978,600	9,099,728
Fair Value, Losses 12 Months or More	2,668,168	2,749,114
Fair Value, Total	3,646,768	11,848,842
Gross Unrealized Losses, Losses less than 12 Months	1,764	240,686
Gross Unrealized Losses, Losses 12 Months or More	1,750,050	2,171,390
Gross Unrealized Losses, Total	1,751,814	2,412,076
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	0
Fair Value, Losses 12 Months or More	970,183	974,143
Fair Value, Total	970,183	974,143
Gross Unrealized Losses, Losses less than 12 Months	0	0
Gross Unrealized Losses, Losses 12 Months or More	285,300	281,340
Gross Unrealized Losses, Total	$ 285,300	$ 281,340

Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Loss (Gain) on sale/call of securities	$ 0	$ (318)
Impairment loss on securities	0	4,278
Marketable securities	$ 159,725,903	$ 135,394,139
Number of securities percent	9.40%

Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan portfolio to earning assets	63.60%	62.40%
Loan to value ratio	80.00%
Gross interest income if non-accrual loans had been current	$ 81,000	$ 112,000
Troubled debt restructurings, balance	2,700,000
Impaired receivables for which allowance for credit losses had previously been measured under general allowance for credit losses methodology	205,000
Impaired receivables for which allowance for credit losses had previously been measured under general allowance for credit losses methodology, allowance for credit losses	51,000
Specific reserve troubled debt restructuring	51,000
Non- Accrual	3,401,000	5,125,000
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Troubled debt restructurings, balance	1,000,000
Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Non- Accrual	$ 1,700,000

Composition of Loan Portfolio (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 5,585,373	$ 2,906,433
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	403,384,642	380,511,384
Total loans	413,697,000	387,928,000
Allowance for loan losses	(4,726,618)	(4,510,938)	(4,617,000)
Loans, net	408,970,000	383,417,000
Percent of loan to total loan portfolio	100.00%	100.00%
Mortgage loans held for sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	5,585,000	2,906,000
Percent of loan to total loan portfolio	1.40%	0.70%
Commercial, financial and agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	53,234,000	48,385,000
Percent of loan to total loan portfolio	12.90%	12.50%
Mortgage-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	142,046,000	138,943,000
Percent of loan to total loan portfolio	34.30%	35.80%
Mortgage-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	140,703,000	117,692,000
Percent of loan to total loan portfolio	34.00%	30.30%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	57,529,000	63,357,000
Percent of loan to total loan portfolio	13.90%	16.30%
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of allowance for loan losses of $4,726,618 in 2012 and $4,510,938 in 2011	$ 14,600,000	$ 16,645,000
Percent of loan to total loan portfolio	3.50%	4.40%

Activity in Allowance for Loan Losses (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period				$ 4,510,938				$ 4,617,000	$ 4,510,938	$ 4,617,000
Loans charged-off									(1,190,000)	(1,987,000)
Recoveries on loans previously charged-off									178,000	413,000
Net Charge-offs									1,012,000	1,574,000
Provision for Loan Losses	484,000	371,000	221,000	152,000	585,000	230,000	305,000	348,000	1,228,016	1,468,359
Balance at end of period	4,726,618				4,510,938				4,726,618	4,510,938
Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(821,000)	(1,569,000)
Recoveries on loans previously charged-off									83,000	311,000
Installment and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(203,000)	(97,000)
Recoveries on loans previously charged-off									70,000	73,000
Commercial Financial And Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans charged-off									(166,000)	(321,000)
Recoveries on loans previously charged-off									$ 25,000	$ 29,000

Allocation of Allowance for Loan Losses (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 4,726,618	$ 4,510,938	$ 4,617,000
Allowance for loan losses, percentage of total	100.00%	100.00%
Commercial Non Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	420,000	397,000
Allowance for loan losses, percentage of total	13.30%	16.30%
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	3,338,000	3,356,000
Allowance for loan losses, percentage of total	63.70%	63.80%
Consumer real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	810,000	680,000
Allowance for loan losses, percentage of total	19.00%	15.70%
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	151,000	78,000
Allowance for loan losses, percentage of total	4.00%	4.20%
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 8,000	$ 0
Allowance for loan losses, percentage of total	0.00%	0.00%

Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans:
Impaired loans without a valuation allowance	$ 1,445	$ 2,791
Impaired loans with a valuation allowance	2,144	2,334
Total impaired loans	3,589	5,125
Allowance for loan losses on impaired loans at period End	936	738
Total nonaccrual loans	3,401	5,125
Past due 90 days or more and still accruing	158	496
Average investment in impaired loans	$ 2,979	$ 4,185

Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average of individually impaired loans during period	$ 2,979	$ 4,185
Interest income recognized during impairment	8	0
Cash-basis interest income Recognized	$ 50	$ 287

Loans and Allowance for Loan Losses, Broken Down by Portfolio Segment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Individually evaluated	$ 4,387,000	$ 5,125,000
Collectively evaluated	403,724,000	379,897,000
Total	403,384,642	380,511,384
Allowance for Loan Losses
Individually evaluated	1,103,000	738,000
Collectively evaluated	3,624,000	3,773,000
Total	4,726,618	4,510,938	4,617,000
Real Estate
Loans
Individually evaluated	4,111,000	4,841,000
Collectively evaluated	333,298,000	301,271,000
Total	337,409,000	306,112,000
Allowance for Loan Losses
Individually evaluated	917,000	662,000
Collectively evaluated	3,231,000	3,375,000
Total	4,148,000	4,037,000
Installment and Other
Loans
Individually evaluated	55,000	38,000
Collectively evaluated	16,401,000	16,107,000
Total	16,456,000	16,145,000
Allowance for Loan Losses
Individually evaluated	110,000	13,000
Collectively evaluated	49,000	64,000
Total	159,000	77,000
Commercial Financial And Agricultural
Loans
Individually evaluated	221,000	246,000
Collectively evaluated	54,025,000	62,519,000
Total	54,246,000	62,765,000
Allowance for Loan Losses
Individually evaluated	76,000	63,000
Collectively evaluated	344,000	334,000
Total	$ 420,000	$ 397,000

Additional Detail of Impaired Loans Broken Out According to Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, recorded investment	$ 1,445	$ 2,791
Impaired loans with no related allowance, unpaid balance	2,824	2,791
Impaired loans with no related allowance, average recorded investment YTD	1,374	1,825
Impaired loans with no related allowance, interest income recognized YTD	48	93
Impaired loans with a related allowance , recorded investment	2,144	2,334
Impaired loans with a related allowance , unpaid balance	2,144	2,334
Impaired loans with a related allowance:	936	738
Impaired loans with a related allowance , average recored investment YTD	1,988	2,360
Impaired loans with a related allowance , interest income recognized YTD	52	41
Recorded Investment	3,589	5,125
Unpaid Balance	4,968	5,125
Related Allowance	936	738
Average Recorded Investment YTD	2,979	4,185
Interest Income Recognized YTD	8	0
Commercial installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	15	121
Impaired loans with no related allowance, average recorded investment YTD	46	69
Impaired loans with no related allowance, interest income recognized YTD	0	5
Impaired loans with a related allowance , recorded investment	203	125
Impaired loans with a related allowance , unpaid balance	203	125
Impaired loans with a related allowance:	73	63
Impaired loans with a related allowance , average recored investment YTD	173	128
Impaired loans with a related allowance , interest income recognized YTD	8	0
Recorded Investment	218	246
Unpaid Balance	218	246
Related Allowance	73	63
Average Recorded Investment YTD	219	197
Interest Income Recognized YTD	8	5
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	1,529	2,420
Impaired loans with no related allowance, average recorded investment YTD	1,004	1,457
Impaired loans with no related allowance, interest income recognized YTD	39	85
Impaired loans with a related allowance , recorded investment	1,549	1,533
Impaired loans with a related allowance , unpaid balance	1,549	1,533
Impaired loans with a related allowance:	747	574
Impaired loans with a related allowance , average recored investment YTD	1,546	1,463
Impaired loans with a related allowance , interest income recognized YTD	38	23
Recorded Investment	2,562	3,953
Unpaid Balance	3,078	3,953
Related Allowance	747	574
Average Recorded Investment YTD	2,550	2,920
Interest Income Recognized YTD	8	108
Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	969	241
Impaired loans with no related allowance, average recorded investment YTD	168	288
Impaired loans with no related allowance, interest income recognized YTD	8	3
Impaired loans with a related allowance , recorded investment	44	647
Impaired loans with a related allowance , unpaid balance	44	647
Impaired loans with a related allowance:	44	88
Impaired loans with a related allowance , average recored investment YTD	72	740
Impaired loans with a related allowance , interest income recognized YTD	4	12
Recorded Investment	150	888
Unpaid Balance	1,013	888
Related Allowance	44	88
Average Recorded Investment YTD	240	1,028
Interest Income Recognized YTD	0	15
Consumer installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, unpaid balance	311	9
Impaired loans with no related allowance, average recorded investment YTD	156	11
Impaired loans with no related allowance, interest income recognized YTD	1	0
Impaired loans with a related allowance , recorded investment	348	29
Impaired loans with a related allowance , unpaid balance	348	29
Impaired loans with a related allowance:	72	13
Impaired loans with a related allowance , average recored investment YTD	197	29
Impaired loans with a related allowance , interest income recognized YTD	2	6
Recorded Investment	659	38
Unpaid Balance	659	38
Related Allowance	72	13
Average Recorded Investment YTD	353	40
Interest Income Recognized YTD	$ 3	$ 6

Additional Detail of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	$ 107
Outstanding Recorded Investment Post - Modification	104
Number of Loans	1
Interest Income Recognized	8	0
Consumer real estate
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0
Outstanding Recorded Investment Post - Modification	0
Number of Loans	0
Interest Income Recognized	0	15
Commercial Installment
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0
Outstanding Recorded Investment Post - Modification	0
Number of Loans	0
Interest Income Recognized	0
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	107
Outstanding Recorded Investment Post - Modification	104
Number of Loans	1
Interest Income Recognized	8	108
Consumer Installment
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0
Outstanding Recorded Investment Post - Modification	0
Number of Loans	0
Interest Income Recognized	$ 0

Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	$ 4,644,000	$ 4,273,000
Past due 90 days or more and still accruing	158,000	496,000
Non- Accrual	3,401,000	5,125,000
Total Past Due and Non- Accrual	8,203,000	9,894,000
Total Loans	403,384,642	380,511,384
Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	990,000	70,000
Past due 90 days or more and still accruing	0	22,000
Non- Accrual	1,667,000	945,000
Total Past Due and Non- Accrual	2,657,000	1,037,000
Total Loans	57,529,000	63,357,000
Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	3,045,000	2,189,000
Past due 90 days or more and still accruing	147,000	311,000
Non- Accrual	986,000	984,000
Total Past Due and Non- Accrual	4,178,000	3,484,000
Total Loans	140,702,000	117,692,000
Real Estate-non farm non residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	389,000	1,662,000
Past due 90 days or more and still accruing	0	144,000
Non- Accrual	608,000	2,877,000
Total Past Due and Non- Accrual	997,000	4,683,000
Total Loans	142,046,000	138,943,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	88,000	138,000
Past due 90 days or more and still accruing	0	19,000
Non- Accrual	135,000	246,000
Total Past Due and Non- Accrual	223,000	403,000
Total Loans	53,234,000	48,385,000
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	132,000	214,000
Past due 90 days or more and still accruing	11,000	0
Non- Accrual	5,000	73,000
Total Past Due and Non- Accrual	148,000	287,000
Total Loans	$ 14,600,000	$ 16,645,000

Risk Category of Loans by Class of Loans (Excluding Mortgage Loans Held for Sale) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 408,312,000	$ 385,152,000
Unearned discount	201,000	130,000
Total	403,384,642	380,511,384
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	388,438,000	358,272,000
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	5,814,000	5,288,000
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	14,000,000	21,313,000
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	60,000	279,000
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	260,185,000	245,676,000
Unearned discount	91,000	94,000
Total	260,094,000	245,582,000
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	241,926,000	223,692,000
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	5,653,000	5,169,000
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	12,606,000	16,815,000
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	77,409,000	60,563,000
Unearned discount	94,000	34,000
Total	77,315,000	60,529,000
Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	76,206,000	57,835,000
Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	144,000	71,000
Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,059,000	2,553,000
Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	104,000
Installment and Other
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	16,458,000	16,148,000
Unearned discount	2,000	0
Total	16,456,000	16,148,000
Installment and Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	16,246,000	16,004,000
Installment and Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	17,000	45,000
Installment and Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	15,000	99,000
Installment and Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial Financial And Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	54,260,000	62,765,000
Unearned discount	14,000	2,000
Total	54,246,000	62,763,000
Commercial Financial And Agricultural | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	53,880,000	60,741,000
Commercial Financial And Agricultural | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	3,000
Commercial Financial And Agricultural | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	320,000	1,846,000
Commercial Financial And Agricultural | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 60,000	$ 175,000

Premises and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 29,888,995	$ 29,527,352
Less accumulated depreciation and amortization	7,646,157	6,536,911
Premises and equipment	22,242,838	22,990,441
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,226,252	7,226,252
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,697,160	15,729,044
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,954,110	6,344,642
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,473	$ 227,414

Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,195,877	$ 858,342

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Time deposits, $100,000 or more	$ 91,821,044	$ 99,545,812

Maturities Of Time Deposits Included In Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Line Items]
2013	$ 103,507
2014	24,349
2015	16,375
2016	6,368
2017	10,326
Thereafter	11
Time Deposits	$ 160,936

Borrowed funds (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowed Funds [Line Items]
Reverse Repurchase Agreement	$ 5,000,000	$ 15,000,000
FHLB advances	31,770,773	12,031,831
Borrowed Funds	$ 36,770,773	$ 27,031,831

Borrowed Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowed Funds [Line Items]
Interest rate, range from	0.17%
Interest rate, range to	3.81%
Amount of available, unused funds	$ 149,194,016
Reverse Repurchase Agreement	5,000,000	15,000,000
Fair value of securities received as collateral that can be resold or repledged	$ 6,421,762	$ 19,460,231
Repurchase agreements, maturities	26-Sep-17
Reverse repurchase agreement interest rate	3.81%

Future Annual Principal Repayment Requirements On Borrowings (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowed Funds [Line Items]
2013	$ 21,770,773
2014	4,000,000
2015	3,000,000
2016	0
2017	0
2018	0
2019	3,000,000
Advances from Federal Home Loan Banks	$ 31,770,773	$ 12,031,831

Lease Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Obligations [Line Items]
Operating leases, rent expense	$ 125,000	$ 93,000
Present value of minimum lease payments	1,415,000	1,540,000
Lease term	9 years
Capital leased assets, Gross	2,600,000
Capital leases, lessee balance sheet, assets by major class, accumulated depreciation	$ 346,110	$ 86,500

Minimum future lease payments for operating and capital leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Lease Obligations [Line Items]
2013	$ 118
2014	122
2015	96
2016	96
2017	77
Thereafter	355
Total Minimum Lease Payments	864
2013	166
2014	166
2015	166
2016	168
2017	191
Thereafter	745
Total Minimum Lease Payments	1,602
Less: Amounts representing interest	(187)
Present value of minimum lease payments	$ 1,415	$ 1,540

Regulatory Matters - Additional Information (Detail) (Minimum)	Dec. 31, 2012
Minimum
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Risk based capital ratio	10.00%
Tier I risk-based capital ratio	6.00%
Tier I leverage capital ratio	5.00%

Actual Capital Amounts and Ratios (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	$ 66,080	$ 62,071
Tier I risk-based, Amount	61,353	57,560
Tier I leverage, Amount	61,353	57,560
Total risk-based, Ratio	13.80%	13.60%
Tier I risk-based, Ratio	12.80%	12.60%
Tier I leverage, Ratio	8.60%	8.50%
Subsidiary
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	65,046	60,910
Tier I risk-based, Amount	60,319	56,399
Tier I leverage, Amount	$ 60,319	$ 56,399
Total risk-based, Ratio	13.60%	13.30%
Tier I risk-based, Ratio	12.70%	12.40%
Tier I leverage, Ratio	8.40%	8.30%

Minimum Amounts Of Capital and Ratios (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Company
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	$ 38,271	$ 36,649
Tier I risk-based, Amount	19,135	18,324
Tier I leverage, Amount	28,712	27,164
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%
Subsidiary
Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total risk-based, Amount	38,161	36,527
Tier I risk-based, Amount	19,080	18,264
Tier I leverage, Amount	$ 28,661	$ 27,103
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%

Components of income tax expense (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal									$ 1,000,418	$ 255,955
State									213,309	47,199
Deferred (benefit)									(136,348)	163,746
INCOME TAXES	$ 148,000	$ 269,000	$ 346,000	$ 315,000	$ 42,000	$ 365,000	$ 267,000	$ (207,000)	$ 1,077,379	$ 466,900

Reconciliation of federal income tax statutory rates (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Income taxes at statutory rate									$ 1,742,890	$ 1,135,035
Tax-exempt income									(745,595)	(559,078)
Nondeductible expenses									233,006	92,339
tax effect									92,156	52,788
Tax credits									(295,800)	(12,325)
Other, net									50,722	(241,859)
Income Tax Expense (Benefit)	$ 148,000	$ 269,000	$ 346,000	$ 315,000	$ 42,000	$ 365,000	$ 267,000	$ (207,000)	$ 1,077,379	$ 466,900
Income taxes at statutory rate, Percent									34.00%	34.00%
Tax-exempt income, Percent									(15.00%)	(17.00%)
Nondeductible expenses, Percent									5.00%	3.00%
tax effect, Percent									2.00%	2.00%
Tax credits, Percent									(6.00%)	0.00%
Other, net, Percent									1.00%	(8.00%)
Effective Income Tax Rate, Continuing Operations									21.00%	14.00%

Components of deferred income taxes included in consolidated financial statements (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 1,489,546	$ 1,330,959
Net operating loss carryover	652,061	729,798
Other	870,831	603,039
Deferred Tax Assets, Gross	3,012,438	2,663,796
Deferred tax liabilities:
Securities	(89,426)	(97,744)
Premises and equipment	(986,689)	(927,939)
Unrealized gain on available-for-sale securities	(1,309,633)	(281,889)
Core deposit intangible	(58,358)	(114,072)
Goodwill	(281,036)	(63,460)
Deferred Tax Liabilities, Gross	(2,725,142)	(1,485,104)
Net deferred tax asset, included in other assets	$ 287,296	$ 1,178,692

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Line Items]
Defined contribution plan, employer matching contribution, percent	50.00%
Deferred compensation arrangement with individual, employer contribution	$ 189,519	$ 142,584
Employee stockownership plan ESOP deferred shares	6,038
Employee Stock Ownership Plan (ESOP), compensation expense	$ 22,785	$ 16,339

Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs Share Based Payments [Line Items]
Common stock, par value	$ 1	$ 1
Stock repurchased	1,765
Restricted stock expense	$ 263,216	$ 119,320
Restricted stock award vested percent	100.00%
2007 Plan
Compensation Related Costs Share Based Payments [Line Items]
Restricted stock grant	42,795	33,850
2007 Plan | Common Stock
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock	315,000
Common stock, par value	$ 1
Restricted Stock
Compensation Related Costs Share Based Payments [Line Items]
Weighted average grant date fair value	$ 9.45
Unrecognized compensation costs	$ 416,000
Vesting period for recognition of compensation costs	2 years

Subordinated Debentures - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 27, 2007	Jun. 30, 2006
Subordinated Debentures [Line Items]
Trust Preferred Securities to investors	$ 6,000,000	$ 4,000,000
Debentures, Maturity date	2037	2036
London Interbank Offer Rate	1.40%	1.65%
Debt instrument, frequency of periodic payment	quarterly	quarterly
Junior Subordinated Debt
Subordinated Debentures [Line Items]
Junior subordinated deferrable interest debentures	$ 6,186,000	$ 4,124,000

Treasury Stock - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Treasury stock, shares	26,494	26,494

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 9,683	$ 12,955

Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 12,955
New loans	702
Repayments	(3,974)
Loans outstanding at end of year	$ 9,683

Commitments, Contigencies and Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Letters of credit outstanding, amount	$ 574,000	$ 387,000
Line of credit facility, amount outstanding	$ 63,583,000	$ 59,035,000

Fair Value of Assets Measured on Recurring Basis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 214,392,682	$ 212,528,385
Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	36,359,000	43,673,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	98,910,000	94,258,000
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	61,967,000	59,330,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	16,187,000	14,293,000
Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	970,000	974,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	970,000	974,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	970,000	974,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	210,755,000	209,302,000
Significant Other Observable Inputs (Level 2) | Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	36,359,000	43,673,000
Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	98,910,000	94,258,000
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	61,967,000	59,330,000
Significant Other Observable Inputs (Level 2) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	13,519,000	12,041,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	2,668,000	2,252,000
Significant Unobservable Inputs (Level 3) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 2,668,000	$ 2,252,000

Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information (Detail) (Bank-Issued Trust Preferred Securities, USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Bank-Issued Trust Preferred Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2011	$ 2,252
Transfers into Level 3	0
Transfers out of Level 3	0
Other-than-temporary impairment loss included in earnings	0
Unrealized income included in comprehensive income	416
Balance, December 31, 2012	$ 2,668

Fair Value of Assets Measured on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 6,800
Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	3,589	5,125
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,782	4,353
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	3,589	5,125
Significant Other Observable Inputs (Level 2) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 6,782	$ 4,353

Fair Values of off-Balance Sheet Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 30,876,724	$ 23,180,953	$ 33,976,708
Securities available-for-sale	214,392,682	212,528,385
Securities held-to-maturity	8,470,103	6,002,278
Other securities	3,437,750	2,645,250
Loans, net	408,970,000	383,417,000
Liabilities:
Noninterest-bearing deposits	109,624,640	107,129,476
Interest-bearing deposits	487,001,945	466,264,701
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	36,770,773	27,031,831
Estimated Fair Value
Assets:
Cash and cash equivalents	30,877,000	23,181,000
Securities available-for-sale	214,393,000	212,528,000
Securities held-to-maturity	7,055,000	6,002,000
Other securities	3,438,000	2,645,000
Loans, net	422,029,000	396,905,000
Liabilities:
Noninterest-bearing deposits	109,625,000	107,129,000
Interest-bearing deposits	487,599,000	467,198,000
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	$ 36,771,000	$ 27,032,000

Fair Value of Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 6.8

Preferred Stock and Warrant - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 29, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 06, 2009 Series A Preferred Stock	Sep. 29, 2010 Capital Purchase Program (CPP)	Sep. 29, 2010 Series CD Preferred Stock
Class of Stock [Line Items]
Proceeds received from treasury				$ 5,000,000
Issuance of preferred stock, shares				5,000		12,123
Common Stock, shares repurchased				54,705
Warrant, exercise price				13.71
Warrant, term period				10 years
Preferred Stock, liquidation preference		$ 1,000	$ 1,000
Preferred stock, annual dividend rate		9.00%			5.00%	2.00%
Proceeds received from treasury, warrant				300,000
Net proceeds from issuance and redemption of preferred stock				4,700,000		12,123,000
Accretion of Series A Preferred Stock discount, maximum amount				$ 5,000,000
Series UST Fixed rate cumulative perpetual preferred shares exchangeed to Series CD Preferred stocks					5,000
Series CD Fixed rate cumulative perpetual preferred shares issued in exchange to Series UST Preferred stocks		1,951,220				5,000
Limitations on payment of dividends on common stock	no more than 100% of the aggregate per share dividend.
Dividend declared and paid, common stock	$ 0.15

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Preferred Stock par value	$ 0	$ 0
New capital through a private placement	$ 20,000,000
Convertible Preferred Stock Shares Issued Upon Conversion	1,951,220
Private placement of Series D Nonvoting Convertible Preferred Stock
Subsequent Event [Line Items]
Preferred Stock par value	$ 1
Price per share	$ 10.25
First Baldwin Bancshares Inc
Subsequent Event [Line Items]
Subsequent event, amount	$ 3,300,000

Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 20,225,123	$ 10,152,337
Other securities	3,437,750	2,645,250
Premises and equipment	22,242,838	22,990,441
Other	14,304,274	12,243,758
Total assets	721,385,280	681,413,247
Liabilities and Stockholders Equity:
Subordinated debentures	10,310,000	10,310,000
Other	11,580,415	9,944,206
Stockholders equity	65,885,466	60,425,281	57,098,085
Total liabilities and stockholders' equity	721,385,280	681,413,247
Parent Company
Assets:
Cash and cash equivalents	48,525	6,391
Investment in subsidiary bank	74,851,305	69,263,750
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	599,192	741,012
Total assets	76,277,645	70,789,776
Liabilities and Stockholders Equity:
Subordinated debentures	10,310,000	10,310,000
Other	82,179	54,495
Stockholders equity	65,885,466	60,425,281
Total liabilities and stockholders' equity	$ 76,277,645	$ 70,789,776

Condensed Statements of Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income:
Dividend income	$ 6,597,000	$ 6,459,000	$ 6,609,000	$ 6,666,000	$ 6,802,000	$ 5,999,000	$ 5,941,000	$ 5,733,000	$ 26,330,929	$ 24,474,715
Total interest income	6,597,000	6,459,000	6,609,000	6,666,000	6,802,000	5,999,000	5,941,000	5,733,000	26,330,929	24,474,715
Expenses:
Interest on borrowed funds									1,069,988	1,194,636
Income (loss) before income taxes and equity in undistributed income of subsidiary									5,126,146	3,338,338
Income tax benefit (expense)	(148,000)	(269,000)	(346,000)	(315,000)	(42,000)	(365,000)	(267,000)	207,000	(1,077,379)	(466,900)
Net income	1,168,000	872,000	1,037,000	971,000	954,000	746,000	670,000	501,000	4,048,767	2,871,438
Parent Company
Income:
Interest and dividends									6,212	5,626
Dividend income									980,000	530,000
Other									0	0
Total interest income									986,212	535,626
Expenses:
Interest on borrowed funds									206,594	187,117
Legal									112,203	820,935
Other									404,447	313,754
Operating expenses									723,244	1,321,806
Income (loss) before income taxes and equity in undistributed income of subsidiary									262,968	(786,180)
Income tax benefit (expense)									169,274	691,846
Income (loss) before equity in undistributed income of subsidiary									432,242	(94,334)
Equity in undistributed income of subsidiary									3,616,525	2,965,772
Net income									$ 4,048,767	$ 2,871,438

Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 4,048,767	$ 2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Restricted stock expense	263,216	119,320
Net cash provided by operating activities	10,223,471	7,132,497
Cash flows from investing activities:
Net cash used in investing activities	(34,625,862)	(11,786,857)
Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	0
Net cash provided by (used in) financing activities	32,098,162	(6,141,395)
Net increase (decrease) in cash and cash equivalents	7,695,771	(10,795,755)
Parent Company
Cash flows from operating activities:
Net income	4,048,767	2,871,438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(3,616,525)	(2,965,772)
Restricted stock expense	263,216	119,320
Other, net	157,883	(542,585)
Net cash provided by operating activities	853,341	(517,599)
Cash flows from investing activities:
Investment in subsidiary bank	0	(10,500,000)
Net cash used in investing activities	0	(10,500,000)
Cash flows from financing activities:
Dividends paid on common stock	(453,105)	(452,983)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(15,642)	0
Net cash provided by (used in) financing activities	(811,207)	(795,443)
Net increase (decrease) in cash and cash equivalents	42,134	(11,813,042)
Cash and cash equivalents at beginning of year	6,391	11,819,433
Cash and cash equivalents at end of year	$ 48,525	$ 6,391

Summary of Quarterly Results of Operations and Per Share Amounts (Unaudited) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financiall Information [Line Items]
Total interest income	$ 6,597,000	$ 6,459,000	$ 6,609,000	$ 6,666,000	$ 6,802,000	$ 5,999,000	$ 5,941,000	$ 5,733,000	$ 26,330,929	$ 24,474,715
Total interest expense	827,000	1,028,000	1,101,000	1,181,000	1,217,000	1,267,000	1,430,000	1,482,000	4,136,616	5,395,535
Net interest income	5,770,000	5,431,000	5,508,000	5,485,000	5,585,000	4,732,000	4,511,000	4,251,000	22,194,313	19,079,180
Provision for loan losses	484,000	371,000	221,000	152,000	585,000	230,000	305,000	348,000	1,228,016	1,468,359
Net interest income after provision for loan losses	5,286,000	5,060,000	5,287,000	5,333,000	5,000,000	4,502,000	4,206,000	3,903,000	20,966,297	17,610,821
Total non-interest income	1,821,000	1,518,000	1,510,000	1,475,000	1,570,000	1,088,000	1,024,000	915,000	6,323,752	4,597,697
Total non-interest expense	5,791,000	5,437,000	5,414,000	5,522,000	5,574,000	4,479,000	4,293,000	4,524,000	22,163,903	18,870,180
Income tax expense	148,000	269,000	346,000	315,000	42,000	365,000	267,000	(207,000)	1,077,379	466,900
Net income	1,168,000	872,000	1,037,000	971,000	954,000	746,000	670,000	501,000	4,048,767	2,871,438
Preferred dividends and stock accretion	106,000	106,000	106,000	106,000	85,000	86,000	85,000	86,000
Net income applicable to common stockholders	$ 1,062,000	$ 766,000	$ 931,000	$ 865,000	$ 869,000	$ 660,000	$ 585,000	$ 415,000	$ 3,624,339	$ 2,528,978
Per common share:
Net income, basic	$ 0.34	$ 0.25	$ 0.3	$ 0.28	$ 0.28	$ 0.22	$ 0.19	$ 0.14	$ 1.31	$ 0.94
Net income, diluted	$ 0.34	$ 0.24	$ 0.3	$ 0.28	$ 0.28	$ 0.21	$ 0.19	$ 0.14	$ 1.29	$ 0.93
Cash dividends declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15